Nuveen Arizona Municipal Bond Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 97.1%
X 165,677,730 MUNICIPAL BONDS - 97.1%
X 165,677,730
Education and Civic Organizations - 22.2%
$ 1,000 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2016B, 5.000%, 7/01/47
7/26 at 100.00 AA $ 1,029,110
500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41
7/25 at 100.00 AA 512,560
1,620 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Series 2017B, 5.000%, 7/01/42
7/27 at 100.00 AA 1,699,574
Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2021C:
300 5.000%, 7/01/43 7/31 at 100.00 AA 328,317
225 4.000%, 7/01/44 7/31 at 100.00 AA 217,600
300 4.000%, 7/01/45 7/31 at 100.00 AA 288,333
250 4.000%, 7/01/46 7/31 at 100.00 AA 238,905
940 Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2014,
5.000%, 8/01/44
8/24 at 100.00 Aa3 950,951
635 Arizona Board of Regents, University of Arizona, Speed Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Refunding
Series 2020A, 4.000%, 8/01/44
8/30 at 100.00 Aa3 598,430
1,500 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 Aa2 1,538,565
1,250 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2016, 5.000%, 6/01/38
6/26 at 100.00 Aa2 1,301,425
1,000 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Refunding Series 2021A, 5.000%, 6/01/42
6/31 at 100.00 Aa2 1,096,160
500 Arizona Board of Regents, University of Arizona, System Revenue Bonds,
Series 2019A, 5.000%, 6/01/38
6/29 at 100.00 Aa2 543,760
215 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%,
7/01/37, 144A
7/26 at 100.00 BB 212,512
220 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C, 5.000%,
7/01/47
7/27 at 100.00 AA- 224,292
25 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/37, 144A
7/27 at 100.00 BB 24,399
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017F:
300 5.000%, 7/01/37 7/27 at 100.00 AA- 311,079
705 5.000%, 7/01/47 7/27 at 100.00 AA- 718,755
150 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/47, 144A
7/27 at 100.00 BB 136,443
230 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A,
6.000%, 11/01/37, 144A
11/27 at 100.00 N/R 200,335
565 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye
Canyon Campus Projects, Series 2021A, 4.000%, 12/15/51, 144A
12/29 at 100.00 BB 415,264
775 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017A, 5.000%, 3/01/48
9/27 at 100.00 AA- 797,692
1,150 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%,
7/01/47
7/27 at 100.00 AA- 1,157,142

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 95 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%,
7/01/27, 144A
No Opt. Call BB+ $ 93,082
135 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 AA- 138,006
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, GreatHearts Arizona Projects,
Series 2021A:
125 5.000%, 7/01/28 No Opt. Call AA- 133,072
125 5.000%, 7/01/29 No Opt. Call AA- 134,571
130 5.000%, 7/01/30 No Opt. Call AA- 141,092
125 5.000%, 7/01/31 No Opt. Call AA- 136,329
500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A
7/26 at 100.00 BB+ 514,425
500 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project,
Series 2020A-2, 6.000%, 9/15/38, 144A
9/23 at 105.00 BB+ 527,470
95 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds Pensar Academy Project, Series 2020, 4.000%,
7/01/30, 144A
7/28 at 100.00 BB- 87,029
2,950 Arizona Industrial Development Authority, Arizona, Lease Revenue
Bonds, University of Indianapolis - Health Pavilion Project, Series 2019A,
5.000%, 10/01/45
10/29 at 100.00 BBB 2,993,159
1,160 Industrial Development Authority, Pima County, Arizona, Education
Revenue Bonds, Center for Academic Success Project, Refunding Series
2019, 5.000%, 7/01/37
7/29 at 100.00 BBB 1,184,522
735 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/41, 144A
7/29 at 100.00 BB 591,822
145 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017A,
5.000%, 7/01/37
7/27 at 100.00 AA- 150,063
210 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017C,
5.000%, 7/01/48
7/27 at 100.00 AA- 213,520
1,000 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/37
1/30 at 100.00 AA- 1,051,090
Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools
Projects, Series 2019A:
750 5.000%, 7/01/39 7/29 at 100.00 AA- 778,200
335 5.000%, 7/01/49 7/29 at 100.00 AA- 343,901
570 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 BB+ 469,133
380 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%,
7/01/47, 144A
7/26 at 100.00 BB+ 355,619
825 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Reid Traditional School Projects, Series 2016, 5.000%,
7/01/36
7/26 at 100.00 Baa3 837,515
3,000 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Creighton University Projects, Series 2020,
4.000%, 7/01/50
1/30 at 100.00 A2 2,672,940
775 McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State
University Hassayampa Academic Village Project, Refunding Series
2016, 5.000%, 7/01/37
7/26 at 100.00 AA- 813,696
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
695 5.000%, 6/01/40 6/24 at 100.00 A+ 701,922

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 800 Northern Arizona University, System Revenue Bonds, Refunding Series
2015, 5.000%, 6/01/35 - BAM Insured
6/25 at 100.00 AA $ 821,784
1,000 Northern Arizona University, System Revenue Bonds, Refunding Series
2020B, 5.000%, 6/01/39 - BAM Insured
6/30 at 100.00 AA 1,083,650
25 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46, 144A
7/25 at 100.00 BB 22,875
400 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%,
7/01/41
7/25 at 100.00 BBB 403,232
220 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2015,
5.000%, 7/01/35, 144A
7/25 at 100.00 BB+ 219,184
350 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A,
5.000%, 7/01/41, 144A
7/26 at 100.00 BB+ 331,859
1,000 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45, 144A
9/30 at 100.00 Ba2 843,080
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Villa Montessori, Inc.
Projects, Series 2015:
60 3.250%, 7/01/25 No Opt. Call BBB- 58,511
750 5.000%, 7/01/35 7/25 at 100.00 BBB- 765,660
800 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Vista College Preparatory Project, Series 2018A,
5.000%, 7/01/43
7/28 at 100.00 AA- 830,864
1,000 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36
10/26 at 100.00 A3 1,037,150
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools
Project, Series 2017:
100 6.000%, 6/15/37, 144A 6/26 at 100.00 N/R 93,180
320 6.125%, 6/15/47, 144A 6/26 at 100.00 N/R 280,752
100 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%,
7/01/36
7/26 at 100.00 BB- 99,713
25 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2016,
6.500%, 2/01/48, 144A
2/24 at 100.00 N/R 25,137
65 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2017,
6.125%, 2/01/28, 144A
No Opt. Call N/R 68,121
250 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A,
5.000%, 12/15/34, 144A
6/25 at 100.00 BB 242,615
145 Pinal County Community College District, Arizona, Revenue Bonds,
Central Arizona College, Series 2017, 5.000%, 7/01/34 - BAM Insured
7/26 at 100.00 AA 152,170
470 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 - BAM
Insured
6/24 at 100.00 AA 476,796
500 Yavapai County Industrial Development Authority,  Arizona, Education
Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project,
Refunding Series 2015A, 5.000%, 9/01/34, 144A
3/25 at 100.00 BB+ 485,950
Total Education and Civic Organizations 37,946,064

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 12.7%
$ 1,510 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/42
12/24 at 100.00 A+ $ 1,527,531
Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County
Regional Medical Center, Series 2020A:
105 4.000%, 9/01/36 9/30 at 100.00 A1 104,900
890 4.000%, 9/01/38 9/30 at 100.00 A1 871,800
405 4.000%, 9/01/39 9/30 at 100.00 A1 394,308
250 4.000%, 9/01/46 9/30 at 100.00 A1 236,012
Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A:
1,100 3.000%, 2/01/39 2/30 at 100.00 AA- 916,619
1,400 5.000%, 2/01/40 2/30 at 100.00 AA- 1,483,314
Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2021A:
1,560 4.000%, 2/01/39 2/32 at 100.00 AA- 1,505,759
1,000 4.000%, 2/01/40 2/32 at 100.00 AA- 946,410
Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A:
600 5.000%, 9/01/36 9/28 at 100.00 A+ 634,224
870 4.125%, 9/01/42 9/28 at 100.00 A+ 837,906
Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A:
1,750 5.000%, 1/01/32 1/27 at 100.00 AA- 1,876,788
2,000 5.000%, 1/01/35 1/27 at 100.00 AA- 2,125,000
1,145 5.000%, 1/01/38 1/27 at 100.00 AA- 1,202,628
1,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Variable Rate Demand Series 2019F, 4.000%,
1/01/45
7/30 at 100.00 AA- 931,190
Pima County Industrial Development Authority, Arizona,
Revenue Bonds, Tucson Medical Center, Series 2021A:
565 4.000%, 4/01/39 4/31 at 100.00 A 530,416
1,350 4.000%, 4/01/46 4/31 at 100.00 A 1,189,242
295 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Refunding Series
2016, 5.000%, 8/01/36
8/26 at 100.00 A+ 304,785
750 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2013A,
5.250%, 8/01/33
8/23 at 100.00 A+ 753,503
Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical
Center, Series 2019:
815 5.000%, 8/01/39 8/29 at 100.00 A+ 843,704
2,060 4.000%, 8/01/43 8/29 at 100.00 A+ 1,861,519
500 Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds,
Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32
8/24 at 100.00 A 511,095
Total Health Care 21,588,653
Housing/Multifamily - 0.7%
500 Arizona Industrial Development Authority, Student Housing Revenue
Bonds, Provident Group - NCCU Properties LLC- North Carolina Central
University, Series 2019A, 5.000%, 6/01/38 - BAM Insured
6/29 at 100.00 AA 534,760
250 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 5.375%, 10/01/56
10/29 at 103.00 N/R 173,765
500 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2022A, 7.000%, 10/01/56
10/29 at 103.00 N/R 426,055
Total Housing/Multifamily 1,134,580

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 1.9%
$ 120 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 N/R $ 89,856
1,115 Glendale Industrial Development Authority, Arizona, Senior Living
Revenue Bonds, Royal Oaks Royal Oaks - Inspirata Pointe Project, Series
2020A, 5.000%, 5/15/56
5/26 at 103.00 BBB- 942,554
915 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series
2016, 5.400%, 10/01/36
10/25 at 101.00 N/R 716,848
1,495 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021A, 4.000%,
12/01/46
12/29 at 102.00 N/R 1,084,413
530 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A, 6.000%, 10/01/37, 144A
10/27 at 100.00 N/R 448,544
Total Long-Term Care 3,282,215
Tax Obligation/General - 14.1%
550 Buckeye Union High School District 201, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project, Refunding
Series 2017, 5.000%, 7/01/34 - BAM Insured
7/27 at 100.00 AA 587,450
765 Dysart Unified School District Number 89, Maricopa County, Arizona,
General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/27
7/24 at 100.00 AAA 781,669
425 Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2010, Series 2013B, 5.500%, 7/01/30
7/23 at 100.00 Aaa 428,306
1,000 Kyrene Elementary School District 28, Maricopa County, Arizona, School
Improvement Bonds, Project 2010, Series 2015C, 5.000%, 7/01/34
7/25 at 100.00 Aaa 1,037,100
1,500 Marana Unified School District No. 6 of Pima County, Arizona, School
Improvement Bonds, Project of 2014, Series 2018D, 5.000%, 7/01/38 -
AGM Insured
7/27 at 100.00 AA 1,594,665
810 Maricopa County Elementary School District 68, Alhambra, Arizona,
General Obligation Bonds, Project of 2017, Series 2019B, 4.000%,
7/01/39
7/28 at 100.00 AA 807,829
675 Maricopa County Elementary School District 83 Cartwright, Arizona,
General Obligation Bonds, School Improvement, Project 2020, Series
202A, 4.000%, 7/01/38 - AGM Insured
7/30 at 100.00 AA 681,575
1,170 Maricopa County School District 14 Creighton Elementary, Arizona,
General Obligation Bonds, School Improvement Series 2021C, 4.000%,
7/01/35
7/31 at 100.00 Aa3 1,222,205
1,065 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 1990, Series
1990A, 5.000%, 7/01/38
7/28 at 100.00 Aaa 1,152,756
370 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 2017, Series
2018A, 5.000%, 7/01/37
7/27 at 100.00 Aaa 393,965
600 Maricopa County School District 28 Kyrene Elementary, Arizona, General
Obligation Bonds, School Improvement, Project 2017 Series 2020B,
4.000%, 7/01/40
7/29 at 100.00 Aaa 600,792
1,050 Maricopa County Special Health Care District, Arizona, General Obligation
Bonds, Series 2018C, 5.000%, 7/01/35
7/28 at 100.00 Aa3 1,137,643
1,000 Maricopa County Unified School District 11, Peoria, Arizona, General
Obligation Bonds, School Improvement, Series 2018, 5.000%, 7/01/34 -
BAM Insured
7/27 at 100.00 AA 1,068,090
265 Maricopa County Unified School District 69 Paradise Valley, Arizona,
General Obligation Bonds, Improvement Second Series 2020, 4.000%,
7/01/40
7/29 at 100.00 AAA 265,792
Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement
Project of 2015, Series 2021E:
145 3.000%, 7/01/39 7/30 at 100.00 AAA 123,408
275 3.000%, 7/01/40 7/30 at 100.00 AAA 231,888
1,000 Maricopa County Unified School District 95 Queen Creek, Arizona,
General Obligation Bonds, School Improvement Series 2020, 4.000%,
7/01/38
7/29 at 100.00 Aa1 1,011,080

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 860 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement & Project of 2011
Series 2017E, 5.000%, 7/01/35
7/27 at 100.00 AAA $ 918,557
2,000 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement Project 2011 and 2017,
Series 2018, 5.000%, 7/01/37
7/27 at 100.00 AAA 2,117,960
750 Mohave County Union High School District 2 Colorado River, Arizona,
General Obligation Bonds, School Improvement Series 2017, 5.000%,
7/01/35
7/27 at 100.00 A1 800,138
690 Northwest Fire District of Pima County, Arizona, General Obligation
Bonds, Series 2017, 5.000%, 7/01/36
7/27 at 100.00 AA- 735,264
1,125 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project 2011, Series 2014D,
5.000%, 7/01/34 - AGM Insured
7/24 at 100.00 AA 1,144,958
500 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project of 2011, Series 2013B,
5.000%, 7/01/32 - BAM Insured
7/23 at 100.00 AA 502,295
750 Pima County Unified School District 20 Vail, Arizona, General Obligation
Bonds, Refunding School Improvement Series 2015, 5.000%, 7/01/33 -
AGM Insured
7/25 at 100.00 AA 774,593
750 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement, Project of 2014, Series 2019E,
4.000%, 7/01/39 - AGM Insured
7/29 at 100.00 AA 751,125
800 Pinal County School District 4 Casa Grande Elementary, Arizona, General
Obligation Bonds, School improvement Project 2016, Series 2017A,
5.000%, 7/01/36 - BAM Insured
7/27 at 100.00 AA 849,824
950 Tempe, Arizona, General Obligation Bonds, Series 2021, 5.000%, 7/01/39 7/31 at 100.00 AAA 1,059,146
500 Tucson, Arizona, General Obligation Bonds, 2018-A Series 2020, 4.000%,
7/01/33
7/29 at 100.00 AAA 530,900
Western Maricopa Education Center District 402, Maricopa
County, Arizona, General Obligation Bonds, School
Improvement Project 2012, Series2014B:
360 4.500%, 7/01/33 7/24 at 100.00 AA- 362,801
335 4.500%, 7/01/34 7/24 at 100.00 AA- 336,785
Total Tax Obligation/General 24,010,559
Tax Obligation/Limited - 21.6%
100 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call N/R 99,357
120 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016,
4.000%, 7/01/36
7/26 at 100.00 AA 121,763
1,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%,
7/01/37
7/25 at 100.00 AA 1,030,750
475 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 1, Series 2019, 4.500%, 7/01/43
7/29 at 100.00 N/R 416,732
675 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45
7/30 at 100.00 N/R 573,453
95 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (4)
7/27 at 100.00 N/R 72,767
500 Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015, 5.000%,
7/01/30 - RAAI Insured
7/25 at 100.00 AA 520,035
450 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A
7/25 at 100.00 N/R 450,234
500 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - AGM Insured
7/27 at 100.00 AA 529,105
1,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 AA 1,055,480
1,300 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2019, 4.000%, 7/15/39 - BAM Insured
7/29 at 100.00 AA 1,302,275
1,100 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021, 4.000%, 7/15/45 - BAM Insured
7/31 at 100.00 AA 1,049,334

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 143 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%,
7/01/38
7/23 at 100.00 N/R $ 137,317
299 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019, 5.200%,
7/01/43
7/27 at 100.00 N/R 272,775
500 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021,
3.250%, 7/01/35
7/30 at 100.00 N/R 398,525
Eastmark Community Facilities District 2, Mesa, Arizona,
General Obligation Bonds, Series 2020:
315 4.000%, 7/15/30 No Opt. Call N/R 317,810
480 4.000%, 7/15/35 7/30 at 100.00 N/R 446,568
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
45 5.000%, 7/15/32 - AGM Insured 7/27 at 100.00 AA 48,079
750 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Lucero Assessment District 2,
Series 2023, 5.750%, 7/01/46
7/32 at 100.00 N/R 735,773
345 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2012, 5.000%, 7/15/27 - BAM Insured
3/23 at 100.00 AA 345,431
750 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2016, 4.000%, 7/15/36 - BAM Insured
7/26 at 100.00 AA 744,870
260 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 AA 272,433
1,500 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2020, 4.000%, 7/15/40 - BAM Insured
7/30 at 100.00 AA 1,464,045
230 Festival Ranch Community Facilities District, Buckeye, Arizona, Special
Assessment Revenue Bonds,  Assessment District 11, Series 2017,
5.200%, 7/01/37
7/27 at 100.00 N/R 217,316
1,000 Glendale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Series 2012C, 4.000%, 7/01/38
3/23 at 100.00 AA+ 995,350
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
1,170 4.000%, 7/15/32 7/26 at 100.00 Aa2 1,199,788
470 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 462,842
165 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - BAM Insured
7/27 at 100.00 AA 173,649
Mesa, Arizona, Excise Tax Revenue Obligations, Series 2020:
85 3.000%, 7/01/39 7/30 at 100.00 AA+ 72,673
115 4.000%, 7/01/40 7/30 at 100.00 AA+ 113,395
500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%,
8/01/33
8/24 at 100.00 AA 509,200
1,500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019, 4.000%,
8/01/39
8/28 at 100.00 AA 1,499,265
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,250 4.550%, 7/01/40 7/28 at 100.00 N/R 1,167,337
1,000 0.000%, 7/01/46 7/28 at 41.38 N/R 256,280
1,350 4.750%, 7/01/53 7/28 at 100.00 N/R 1,210,113
1,372 5.000%, 7/01/58 7/28 at 100.00 N/R 1,272,942
Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016:
520 4.000%, 8/01/33 8/26 at 100.00 AA+ 539,693
560 4.000%, 8/01/35 8/26 at 100.00 AA+ 573,602
760 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2018A, 5.000%, 8/01/42
8/28 at 100.00 AA+ 812,698
Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Series 2020:
1,915 4.000%, 8/01/38 8/30 at 100.00 AA+ 1,936,103
2,400 4.000%, 8/01/50 8/30 at 100.00 AA+ 2,206,296

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
San Luis, Arizona, Pledged Excise Tax Revenue Bonds,
Refunding Series2014A:
$ 600 5.000%, 7/01/34 - BAM Insured 7/24 at 100.00 AA $ 610,566
900 5.000%, 7/01/38 - BAM Insured 7/24 at 100.00 AA 914,436
805 Surprise, Arizona, Pledged Revenue Bonds, Refunding Series 2015,
5.000%, 7/01/30
7/25 at 100.00 AAA 837,256
1,150 Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax
General Obligation Bonds, Series 2021, 4.000%, 7/15/41 - AGM Insured
7/31 at 100.00 AA 1,169,849
600 Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series 2016,
5.000%, 7/01/31
7/26 at 100.00 AAA 634,908
1,005 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
3/23 at 100.00 AA 1,005,633
1,090 Vistancia West Community Facilities District, Peoria, Arizona, General
Obligation Bonds, Series 2016, 5.000%, 7/15/29, 144A
3/23 at 100.00 N/R 1,091,461
2,260 Yavapai County Jail District, Arizona, Pleged Revenue Obligation Bonds,
Series 2020, 4.000%, 7/01/40 - BAM Insured
7/29 at 100.00 AA 2,228,450
840 Yuma County, Arizona, Pledge Revenue Obligations, Series 2022, 4.250%,
7/15/42 - BAM Insured
7/32 at 100.00 AA 832,364
Total Tax Obligation/Limited 36,948,376
Transportation - 5.2%
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A:
670 5.000%, 7/01/40 7/25 at 100.00 A+ 684,351
1,315 5.000%, 7/01/45 7/25 at 100.00 A+ 1,336,645
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A+ 1,528,275
1,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Refunding Senior Lien Series 2013, 5.000%, 7/01/30, (AMT)
7/23 at 100.00 AA- 1,003,240
2,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 AA- 2,031,160
Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A:
1,000 5.000%, 7/01/32 7/29 at 100.00 A 1,093,880
1,090 5.000%, 7/01/39 7/29 at 100.00 A 1,153,253
Total Transportation 8,830,804
U.S. Guaranteed - 2.9% (5)
590 Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Series 2014A, 5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 AA- 599,110
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
250 5.000%, 7/15/32, (Pre-refunded 7/15/27) - AGM Insured 7/27 at 100.00 AA 271,728
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
110 4.000%, 7/15/32, (Pre-refunded 7/15/26) 7/26 at 100.00 N/R 113,621
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.250%, 7/01/33, (Pre-refunded 7/01/23)
7/23 at 100.00 A- 503,235
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
430 5.000%, 6/01/40, (Pre-refunded 6/01/24) 6/24 at 100.00 N/R 440,023
1,040 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2014A, 5.000%, 7/01/39, (Pre-refunded
7/01/24)
7/24 at 100.00 AAA 1,065,948
1,000 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2015, 5.000%, 7/01/35, (Pre-refunded 7/01/25)
7/25 at 100.00 AAA 1,044,650
880 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2017, 5.000%, 7/01/36, (Pre-refunded 7/01/27)
7/27 at 100.00 AAA 959,587
Total U.S. Guaranteed 4,997,902

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 15.8%
$ 1,000 Carefree Utilities Community Facilities District, Arizona, Water System
Revenue Bonds, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 A+ $ 906,380
1,285 Central Arizona Water Conservation District, Arizona, Water Delivery O&M
Revenue Bonds, Series 2016, 5.000%, 1/01/35
1/26 at 100.00 AA+ 1,336,696
1,500 City of Mesa, Arizona, Utility System Revenue Bonds, Series 2022C,
5.000%, 7/01/36
No Opt. Call Aa3 1,744,545
1,805 Glendale, Arizona, Water and Sewer Revenue Bonds, Senior Lien Series
2022A, 5.000%, 7/01/41
7/32 at 100.00 AA 2,002,575
790 Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding
Subordinate Lien Series 2016, 5.000%, 7/01/45 - AGM Insured
7/26 at 100.00 AA 817,476
1,500 Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate
Lien Series 2020, 4.000%, 7/01/45 - AGM Insured
7/29 at 100.00 AA 1,427,130
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 505,285
735 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 A- 748,193
760 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 AA 778,962
450 Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding
Senior Lien Series 2015A, 5.000%, 7/01/36 - AGM Insured
7/25 at 100.00 AA 463,433
800 Mesa, Arizona, Utility System Revenue Bonds, Series 2019A, 5.000%,
7/01/43
7/29 at 100.00 Aa2 854,744
Mesa, Arizona, Utility System Revenue Bonds, Series 2020:
510 4.000%, 7/01/42 7/30 at 100.00 Aa2 497,413
500 4.000%, 7/01/43 7/30 at 100.00 Aa2 485,890
1,000 3.000%, 7/01/44 7/30 at 100.00 Aa2 774,610
585 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29
7/24 at 100.00 AA+ 599,286
1,325 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Sustainability Series 2020A, 5.000%, 7/01/44
7/30 at 100.00 AAA 1,438,128
305 Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds,
Refunding  Series 2016, 5.000%, 7/01/35
7/26 at 100.00 A+ 317,349
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
1,000 5.000%, 7/01/29, 144A No Opt. Call N/R 1,018,720
1,000 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 982,860
Salt River Project Agricultural Improvement and Power
District, Arizona, Electric System Revenue Bonds,
Refunding Series 2015A:
500 5.000%, 12/01/36 6/25 at 100.00 AA+ 516,125
1,000 5.000%, 12/01/45 6/25 at 100.00 AA+ 1,034,000
1,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2016A, 5.000%,
1/01/38
1/27 at 100.00 AA+ 1,054,180
1,000 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2019A, 4.000%, 1/01/39
1/30 at 100.00 AA+ 1,014,670
2,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023A, 5.000%, 1/01/47
1/33 at 100.00 AA+ 2,738,150
1,805 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%,
12/01/37
No Opt. Call A3 1,843,537
1,000 Yuma Municipal Property Corporation, Arizona, Utility System Revenue
Bonds, Refunding Senior Lien Series 2015, 5.000%, 7/01/28
7/25 at 100.00 AA- 1,038,240
Total Utilities 26,938,577
Total Long-Term Investments (cost $174,651,576) 165,677,730

Nuveen Arizona Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  2.0%
X 3,500,000 MUNICIPAL BONDS - 2.0%
X 3,500,000
Industrials - 2.0%
$ 3,500 Yavapai County Industrial Development Authority, Arizona, Revenue
Bonds, Skannon Investments INC Drake Cement Project, Series 2010,
3.400%, 9/01/35, (Mandatory Put 3/07/23) (6)
2/23 at 100.00 Aa2 $ 3,500,000
Total Industrials $ 3,500,000
Total Short-Term Investments (cost $3,500,000) 3,500,000
Total Investments (cost $178,151,576) - 99.1% 169,177,730
Other Assets & Liabilities, Net - 0.9% 1,520,660
Net Assets - 100% $ 170,698,390
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 165,677,730 $ – $ 165,677,730
Short-Term Investments:
Municipal Bonds – 3,500,000 – 3,500,000
Total
$ – $ 169,177,730 $ – $ 169,177,730
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen New Mexico Municipal Bond Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.4%
X 72,815,270 MUNICIPAL BONDS - 98.4%
X 72,815,270
Education and Civic Organizations - 4.5%
$ 2,235 Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue
Bonds, Albuquerque Acadamy Project, Refunding Series 2020, 4.000%,
9/01/40
9/30 at 100.00 A- $ 2,101,593
685 New Mexico Institute of Mining and Technology, Revenue Bonds, Series
2019, 4.000%, 12/01/37 - AGM Insured
12/29 at 100.00 AA 668,861
535 New Mexico State University, Revenue Bonds, Refunding & Improvement
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 A+ 563,195
Total Education and Civic Organizations 3,333,649
Health Care - 10.5%
500 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 4.000%, 2/01/50
2/30 at 100.00 AA- 448,930
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2017A:
1,000 4.000%, 8/01/36 11/27 at 100.00 AA 1,001,190
1,000 4.000%, 8/01/46 11/27 at 100.00 AA 933,020
1,010 5.000%, 8/01/46 11/27 at 100.00 AA 1,046,703
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, Presbyterian Healthcare Services, Series
2019A:
240 5.000%, 8/01/44 8/29 at 100.00 AA 249,720
1,300 4.000%, 8/01/48 8/29 at 100.00 AA 1,197,092
New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, San Juan Regional Medical Center,
Refunding & Improvement Series 2020:
1,500 4.000%, 6/01/34 6/30 at 100.00 BBB+ 1,468,935
785 4.000%, 6/01/35 6/30 at 100.00 BBB+ 746,323
750 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 A- 674,828
Total Health Care 7,766,741
Housing/Multifamily - 1.4%
1,000 New Mexico Mortgage Finance Authority, Multifamily Housing Revenue
Bonds, St Anthony, Series 2007A, 5.250%, 9/01/42, (AMT)
3/23 at 100.00 N/R 1,002,380
Total Housing/Multifamily 1,002,380
Housing/Single Family - 4.2%
295 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2018C, 3.875%, 7/01/43
1/28 at 100.00 Aaa 279,445
1,380 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2019C, 3.600%, 7/01/44
7/28 at 100.00 Aaa 1,311,855
745 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021A, 2.300%, 7/01/46
7/30 at 100.00 Aaa 521,269
115 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2021C, 2.250%, 7/01/46
7/30 at 100.00 Aaa 79,110
1,235 New Mexico Mortgage Finance Authority, Single Family Mortgage
Program Bonds, Class 1 Series 2022A, 2.550%, 9/01/42
3/31 at 100.00 Aaa 934,080
Total Housing/Single Family 3,125,759
Long-Term Care - 1.6%
1,365 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo
Retirement Residences Project, Series 2012, 5.000%, 5/15/42
3/23 at 100.00 BB+ 1,194,962
Total Long-Term Care 1,194,962

Nuveen New Mexico Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 9.2%
$ 1,295 Albuquerque Municipal School District 12, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, School Building
Series 2014A, 4.000%, 8/01/28
8/23 at 100.00 AA $ 1,300,620
1,000 Albuquerque Municipal School District 12, Bernalillo and Sandoval
Counties, New Mexico, General Obligation Bonds, School Building
Series 2018, 5.000%, 8/01/36
8/28 at 100.00 AA 1,087,720
1,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 N/R 796,300
1,250 Santa Fe Public School District, Santa Fe County, New Mexico, General
Obligation School Building Bonds, Series 2022, 5.000%, 8/01/32
8/30 at 100.00 AA- 1,420,125
515 Silver City Consolidated School District 1, Grant County, New Mexico,
General Obligation Bonds, School Building Series 2017, 4.000%,
8/01/37
8/25 at 100.00 Aa3 520,598
675 Silver Consolidated School District 1, Grant County, New Mexico, General
Obligation Bonds,  School Building Series 2019, 4.000%, 8/01/37
8/28 at 100.00 Aa3 688,986
1,000 Taos Municipal School District, Taos County, New Mexico, General
Obligation Bonds, Refunding Series 2014, 5.000%, 9/01/27
9/24 at 100.00 Aa3 1,026,080
Total Tax Obligation/General 6,840,429
Tax Obligation/Limited - 37.5%
1,195 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015A, 5.000%, 7/01/37
7/25 at 100.00 AAA 1,233,909
500 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2016C, 4.000%, 7/01/34
7/26 at 100.00 AAA 512,355
755 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2022B, 5.000%, 7/01/41
7/32 at 100.00 AAA 837,642
570 Artesia, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series
2019, 4.000%, 6/01/29
6/26 at 100.00 AA- 584,968
1,230 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
1996B, 5.700%, 4/01/27 - NPFG Insured
No Opt. Call AAA 1,301,426
1,240 Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series
2017A, 4.000%, 6/15/34
6/27 at 100.00 AAA 1,281,242
435 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43
10/23 at 100.00 N/R 435,305
200 Boulders Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44
10/25 at 100.00 N/R 181,424
1,000 Clayton, New Mexico, Jail Project Revenue Bonds, Refunding &
Improvement Series 2015, 5.000%, 11/01/29
11/25 at 100.00 BBB+ 1,032,670
600 Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015, 4.000%, 8/01/35 - BAM Insured
8/24 at 100.00 AA 608,712
1,000 Curry County, New Mexico, Gross Receipts Tax Improvement Revenue
Bonds, Series 2014, 5.000%, 12/01/36 - BAM Insured
12/24 at 100.00 AA 1,023,330
500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 BB 502,295
780 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/46
12/26 at 100.00 BB 747,131
125 Los Lunas, Valencia County, New Mexico, Gross Receipts Tax Revenue
Bonds, Improvment Series 2016, 3.000%, 4/01/41
4/26 at 100.00 AA 104,734
500 Lower Petroglyphs Public Improvements District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Refunding Series 2018, 5.000%,
10/01/38
10/27 at 100.00 N/R 467,455
230 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 226,497
675 McKinley County, New Mexico, Gross Receipts Revenue Bonds, Tax
Improvement Series 2023, 4.250%, 6/01/47 - BAM Insured (WI/DD,
Settling 3/07/23)
6/33 at 100.00 AA 650,464
810 Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2013, 7.000%, 10/01/33
10/23 at 100.00 N/R 805,756
1,000 Montecito Estates Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Refunding Series 2016, 4.000%,
10/01/37
10/26 at 100.00 AA 1,015,470
1,320 New Mexico Finance Authority, State Transportation Revenue Bonds, State
Transportation Commission Series 2014A, 5.000%, 6/15/32
6/24 at 100.00 AA 1,349,924

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 1,100 4.550%, 7/01/40 7/28 at 100.00 N/R $ 1,027,257
725 4.750%, 7/01/53 7/28 at 100.00 N/R 649,876
770 Roswell, New Mexico, Gross Receipts Tax Improvement Revenue Bonds,
Series 2017, 4.000%, 8/01/34
8/27 at 100.00 AA 801,077
970 Saltillo Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Refunding Series 2018, 4.000%, 10/01/37 - BAM
Insured
10/28 at 100.00 AA 992,620
1,015 San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015B, 5.000%, 6/15/33
6/24 at 100.00 A+ 1,030,946
2,040 Santa Fe County, New Mexico, Correctional System Gross Receipts Tax
Revenue Bonds, Series 1997, 6.000%, 2/01/27 - AGM Insured
No Opt. Call AA 2,172,702
Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Senior Lien Series 2018A:
500 5.000%, 6/01/36 6/28 at 100.00 AA+ 545,555
400 5.000%, 6/01/37 6/28 at 100.00 AA+ 433,000
555 Trails Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2008, 7.750%, 10/01/38
3/23 at 100.00 N/R 554,961
1,000 Ventana West Public Improvement District, New Mexico, Special Levy
Revenue Bonds, Refunding Series 2015, 4.000%, 8/01/33 - BAM Insured
8/25 at 100.00 AA 1,020,100
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
3/23 at 100.00 AA 2,001,260
500 Volterra Public Improvement District, Albuquerque, New Mexico, Special
Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33
10/24 at 100.00 N/R 481,705
Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022:
5 3.750%, 5/01/28, 144A No Opt. Call N/R 4,679
500 4.000%, 5/01/33, 144A 5/29 at 103.00 N/R 437,145
760 Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A
11/23 at 103.00 N/R 675,891
Total Tax Obligation/Limited 27,731,483
U.S. Guaranteed - 3.6% (4)
1,550 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2015A, 5.000%, 8/01/44, (Pre-
refunded 8/01/25)
8/25 at 100.00 AA 1,612,899
1,000 University of New Mexico, Revenue Bonds, Refunding Subordinate Lien
System Series 2014C, 5.000%, 6/01/35, (Pre-refunded 6/01/24)
6/24 at 100.00 AA- 1,022,690
Total U.S. Guaranteed 2,635,589
Utilities - 25.9%
Albuquerque Benralillo County Water Utility Authority, New
Mexico, Joint Water and Sewer System Revenue Bonds,
Refunding & Improvement Senior Lien Series 2015:
1,000 5.000%, 7/01/32 7/25 at 100.00 AA+ 1,040,520
1,000 4.000%, 7/01/33 7/25 at 100.00 AA+ 1,019,530
1,000 Albuquerque Benralillo County Water Utility Authority, New Mexico, Joint
Water and Sewer System Revenue Bonds, Refunding & Improvement
Senior Lien Series 2017, 5.000%, 7/01/32
7/27 at 100.00 AA+ 1,081,100
1,970 Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds,
Series 2020, 4.000%, 7/01/43
7/30 at 100.00 AA 1,883,221
750 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/37
7/27 at 100.00 A- 762,788
1,015 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 A- 1,033,219
1,125 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/15/31
6/25 at 100.00 AAA 1,172,869
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2016F, 5.000%, 6/01/41
6/26 at 100.00 AAA 1,038,030

Nuveen New Mexico Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 250 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2017E, 5.000%, 6/01/38
6/27 at 100.00 AAA $ 265,213
450 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2018D, 5.000%, 6/01/37
6/28 at 100.00 AAA 487,804
845 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2019D, 5.000%, 6/01/40
6/29 at 100.00 AAA 914,273
New Mexico Finance Authority, Public Project Revolving
Fund Revenue Bonds, Senior Lien Series 2020B:
1,000 3.000%, 6/01/39 6/30 at 100.00 AAA 867,180
1,000 3.000%, 6/01/40 6/30 at 100.00 AAA 839,700
1,000 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Senior Lien Series 2022C, 5.000%, 6/01/42
6/32 at 100.00 AAA 1,101,050
New Mexico Finance Authority, Public Project Revolving
Fund Revenue Bonds, Subordinate Lien Series 2019A:
915 5.000%, 6/15/35 6/28 at 100.00 AAA 1,004,121
265 5.000%, 6/15/36 6/28 at 100.00 AAA 288,982
1,040 New Mexico Finance Authority, Public Project Revolving Fund Revenue
Bonds, Subordinate Lien Series 2019C-1, 5.000%, 6/15/39
6/29 at 100.00 AAA 1,130,116
500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call N/R 509,360
705 Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds,
Improvement Series 2017, 5.000%, 6/01/37 - BAM Insured
6/26 at 100.00 AA 736,422
500 Santa Fe, New Mexico, Net Wastewater Utility System Environmental
Services Gross Receipts Tax Improvement Revenue Bonds, Climate
Certified Green Series 2019, 4.000%, 6/01/37
6/28 at 100.00 AA+ 507,670
1,500 Santa Fe, New Mexico, Water Utility System Revenue Bonds, Refunding
Series 2016, 4.000%, 6/01/39
6/26 at 100.00 AAA 1,501,110
Total Utilities 19,184,278
Total Long-Term Investments (cost $76,065,114) 72,815,270
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  1.3%
X 990,000 MUNICIPAL BONDS - 1.3%
X 990,000
Education and Civic Organizations - 1.3%
$ 990 University of New Mexico, Revenue Bonds, Refunding & Improvement
Subordinate Lien Series 2002C, 3.580%, 6/01/30, (Mandatory Put
3/07/23) (5)
2/23 at 100.00 AA- $ 990,000
Total Education and Civic Organizations $ 990,000
Total Short-Term Investments (cost $990,000) 990,000
Total Investments (cost $77,055,114) - 99.7% 73,805,270
Other Assets & Liabilities, Net - 0.3% 232,635
Net Assets - 100% $ 74,037,905

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 72,815,270 $ – $ 72,815,270
Short-Term Investments:
Municipal Bonds – 990,000 – 990,000
Total
$ – $ 73,805,270 $ – $ 73,805,270
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen Colorado Municipal Bond Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 96.7%
X 437,124,310 MUNICIPAL BONDS - 96.7%
X 437,124,310
Consumer Discretionary - 0.8%
Denver Convention Center Hotel Authority, Colorado,
Revenue Bonds, Convention Center Hotel, Refunding
Senior Lien Series 2016:
$ 500 5.000%, 12/01/29 12/26 at 100.00 Baa2 $ 514,445
1,000 5.000%, 12/01/32 12/26 at 100.00 Baa2 1,023,640
2,000 5.000%, 12/01/35 12/26 at 100.00 Baa2 2,016,020
Total Consumer Discretionary 3,554,105
Education and Civic Organizations - 8.0%
Colorado Educational and Cultural Facilities Authority
Charter School Revenue Bonds, Monument Academy
Charter School Project, Refunding Series 2014:
290 4.000%, 10/01/24 No Opt. Call A+ 291,122
720 3.625%, 10/01/29 10/24 at 100.00 A+ 710,633
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Aspen Ridge School
Project, Series 2015A:
500 5.000%, 7/01/36, 144A 7/25 at 100.00 BB 488,085
500 5.250%, 7/01/46, 144A 7/25 at 100.00 BB 477,320
505 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
8/23 at 100.00 BB+ 510,474
455 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Douglas County School District RE-1 - DCS Montessori
School, Refunding & Improvement Series 2012, 4.000%, 7/15/27
3/23 at 100.00 A+ 455,123
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, Liberty Common Charter
School, Series 2014A:
315 5.000%, 1/15/29 1/24 at 100.00 A+ 318,975
500 5.000%, 1/15/44 1/24 at 100.00 A+ 502,715
450 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Littleton Preparatory Charter School, Series 2013,
5.000%, 12/01/33
3/23 at 100.00 BB+ 448,115
Colorado Educational and Cultural Facilities Authority,
Charter School Revenue Bonds, New Summit Charter
Academy Project, Series 2021A:
100 4.000%, 7/01/41, 144A 7/31 at 100.00 N/R 82,606
100 4.000%, 7/01/51, 144A 7/31 at 100.00 N/R 74,877
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Skyview Academy Project, Series 2014, 5.125%,
7/01/34, 144A
7/24 at 100.00 BB 1,000,240
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, The Classical Academy Project, Refunding Series
2015A, 5.000%, 12/01/38
12/24 at 100.00 A+ 1,012,930
795 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%,
3/15/35
3/23 at 100.00 BB 797,027
600 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Union Colony School Project, Series 2018, 5.000%,
4/01/38
4/28 at 100.00 Aa3 617,844
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, University of Northern Colorado Lab School, Refunding
& Improvement Series 2015, 5.000%, 12/15/45, 144A
12/25 at 100.00 BBB- 1,009,550
500 Colorado Educational and Cultural Facilities Authority, Independent
School Revenue Bonds, Kent Denver School Project, Series 2016,
5.000%, 10/01/36
10/26 at 100.00 A 520,055

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Aspen View Academy Project, Series
2021:
$ 265 4.000%, 5/01/51 5/28 at 103.00 Baa3 $ 210,924
495 4.000%, 5/01/61 5/28 at 103.00 Baa3 375,799
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Rocky Mountain Classical Academy
Project, Refunding Series 2019:
255 5.000%, 10/01/49, 144A 10/27 at 100.00 Ba1 232,323
1,000 5.000%, 10/01/59, 144A 10/27 at 100.00 Ba1 885,910
Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, University of Denver, Series 2017A:
370 4.000%, 3/01/34 3/27 at 100.00 AA- 374,396
1,000 4.000%, 3/01/35 3/27 at 100.00 AA- 1,009,860
400 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
West Ridge Academy Charter School, Refunding & Improvement Series
2019, 5.000%, 6/01/49
6/24 at 100.00 Aa3 401,976
1,000 Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series
2019B, 5.000%, 5/15/44
5/29 at 100.00 Aa2 1,073,090
1,345 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Green Series 2022B, 5.250%,
12/01/52 - AGM Insured
12/32 at 100.00 AA 1,439,796
3,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/42
12/27 at 100.00 A+ 3,169,680
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Refunding Series 2017A:
1,335 4.000%, 3/01/34 9/27 at 100.00 AA 1,369,843
1,450 4.000%, 3/01/40 9/27 at 100.00 AA 1,398,598
2,740 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 AA 2,604,041
2,510 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2019A, 5.000%,
3/01/49
3/30 at 100.00 AA 2,694,861
2,000 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Series 2015A, 4.000%, 3/01/35
3/25 at 100.00 Aa3 2,010,160
1,000 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 N/R 989,460
5,000 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2021C-4, 4.000%, 6/01/51
6/31 at 100.00 Aa1 4,708,300
2,000 University of Northern Colorado at Greeley, Institutional Enterprise System
Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40
6/25 at 100.00 Aa2 2,044,480
Total Education and Civic Organizations 36,311,188
Health Care - 14.9%
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, AdventHealth Obligated Group, Series 2019A:
1,760 5.000%, 11/15/37 11/29 at 100.00 AA 1,899,709
1,000 4.000%, 11/15/43 11/29 at 100.00 AA 948,080
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2016A, 4.000%,
11/15/46
5/26 at 100.00 AA 929,760
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Adventist Health System/Sunbelt Obligated
Group, Series 2016B:
110 5.000%, 11/15/28 5/26 at 100.00 AA 116,981
225 5.000%, 11/15/29 5/26 at 100.00 AA 239,283
5,285 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist
Health System/Sunbelt Obligated Group, Series 2018A, 5.000%,
11/15/48
5/28 at 100.00 AA 5,476,106
700 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder
Community Health Project, Series 2020, 5.000%, 10/01/30
No Opt. Call A- 768,873

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Children's Hospital Colorado Project, Series
2016A:
$ 2,195 5.000%, 12/01/41 6/26 at 100.00 A+ $ 2,235,147
2,200 5.000%, 12/01/44 6/26 at 100.00 A+ 2,232,010
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-1:
150 5.000%, 8/01/25 No Opt. Call A- 154,364
5,250 4.000%, 8/01/44 8/29 at 100.00 A- 4,723,792
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019A-2:
3,000 5.000%, 8/01/44 8/29 at 100.00 A- 3,055,740
3,000 4.000%, 8/01/49 8/29 at 100.00 A- 2,601,630
1,505 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49, (Mandatory Put
8/01/26)
2/26 at 100.00 A- 1,556,832
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2022A:
500 5.250%, 11/01/38 11/32 at 100.00 A- 533,920
1,365 5.500%, 11/01/47 11/32 at 100.00 A- 1,438,369
3,900 5.250%, 11/01/52 11/32 at 100.00 A- 4,017,702
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Intermountain Healthcare, Series 2022A:
2,150 4.000%, 5/15/52 5/32 at 100.00 AA+ 1,974,796
2,000 5.000%, 5/15/52 5/32 at 100.00 AA+ 2,092,340
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Parkview Medical Center Inc. Project, Refunding
Series 2017:
265 5.000%, 9/01/24 No Opt. Call Baa1 269,115
235 5.000%, 9/01/26 No Opt. Call Baa1 243,930
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Parkview Medical Center, Refunding Series 2015B:
3,530 5.000%, 9/01/31 9/25 at 100.00 Baa1 3,634,488
1,315 4.000%, 9/01/34 9/25 at 100.00 Baa1 1,302,849
1,250 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 Baa1 1,022,925
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Sanford Health, Series 2019A:
545 5.000%, 11/01/32 11/29 at 100.00 AA- 596,344
2,500 4.000%, 11/01/39 11/29 at 100.00 AA- 2,418,900
3,950 5.000%, 11/01/49 11/29 at 100.00 AA- 3,976,031
3,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/35
1/30 at 100.00 AA+ 3,609,655
5,500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019B, 4.000%, 1/01/40
1/30 at 100.00 AA+ 5,377,460
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley
View Hospital Association, Series 2015, 5.000%, 5/15/45
5/25 at 100.00 A 2,008,620
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Valley View Hospital Association, Series 2017A:
225 4.000%, 5/15/33 5/27 at 100.00 A 227,374
1,920 4.000%, 5/15/34 5/27 at 100.00 A 1,940,813
1,050 4.000%, 5/15/35 5/27 at 100.00 A 1,055,176
1,050 Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical
Center, Series 2015, 5.000%, 1/15/35
1/26 at 100.00 A+ 1,083,180
Delta County Memorial Hospital District, Colorado,
Enterprise Revenue Bonds, Refunding Series 2010:
515 5.500%, 9/01/25 3/23 at 100.00 N/R 494,075
600 5.500%, 9/01/30 3/23 at 100.00 N/R 560,814
475 Denver Health and Hospitals Authority, Colorado, Healthcare Revenue
Bonds, Series 2014A, 5.000%, 12/01/39
12/23 at 100.00 BBB 475,741
Total Health Care 67,292,924

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily - 0.1%
$ 280 Denver City & County Housing Authority, Colorado, Capital Fund Program
Revenue Bonds, Three Tower Rehabilitation, Series 2007, 5.200%,
11/01/27 - AGM Insured, (AMT)
3/23 at 100.00 A1 $ 280,428
Total Housing/Multifamily 280,428
Long-Term Care - 2.1%
500 Colorado Health Facilities Authority, Colorado, Revenue Bonds, American
Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A
2/26 at 100.00 N/R 418,130
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Christian Living Neighborhoods Project, Refunding
Series 2016:
1,315 5.000%, 1/01/31 1/24 at 102.00 N/R 1,249,421
3,000 5.000%, 1/01/37 1/24 at 102.00 N/R 2,673,750
2,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2021, 4.000%, 1/01/42
1/28 at 103.00 N/R 1,470,020
1,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant
Retirement Communities Inc., Refunding Series 2015A, 5.000%,
12/01/35
6/25 at 100.00 A- 1,004,100
1,200 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 BBB- 1,095,732
1,430 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017B, 5.000%,
5/15/48
5/23 at 100.00 BBB- 1,434,633
Total Long-Term Care 9,345,786
Tax Obligation/General - 11.0%
250 Adams and Weld Counties School District 27J, Brighton, Colorado,
General Obligation Bonds, Series 2015, 5.000%, 12/01/40
12/25 at 100.00 AA 257,900
1,000 Arapahoe County School District 6, Littleton, Colorado, General
Obligation Bonds, Series 2019A, 5.500%, 12/01/38
12/28 at 100.00 Aa1 1,117,550
Aspen Fire Protection District, Pitkin County, Colorado,
Certificates of Participation, Series 2019:
500 4.000%, 12/01/31 12/29 at 100.00 AA- 524,845
200 4.000%, 12/01/32 12/29 at 100.00 AA- 209,288
350 4.000%, 12/01/36 12/29 at 100.00 AA- 354,288
150 Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley,
Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34
12/26 at 100.00 AA+ 154,484
1,050 Delta,Colorado, Sales and Use Tax Revenue Bonds, Refunding Series
2019, 4.000%, 12/01/36 - BAM Insured
12/29 at 100.00 AA 1,062,863
3,000 Denver School District 1, Colorado, General Obligation Bonds, Series
2021, 4.000%, 12/01/41
12/30 at 100.00 AA+ 2,965,800
2,375 Denver School District 1, Colorado, General Obligation Bonds, Series
2022A, 5.000%, 12/01/45
6/32 at 100.00 AA+ 2,595,756
2,040 Eagle River Fire Protection District, Eagle County, Colorado, General
Obligation Bonds, Series 2016, 4.000%, 12/01/46 - AGM Insured
12/26 at 100.00 AA 1,928,065
Eagle River Water and Sanitation District, Eagle County,
Colorado, General Obligation Bonds, Series 2016:
780 4.500%, 12/01/36 12/26 at 100.00 AA- 808,852
2,500 5.000%, 12/01/45 12/26 at 100.00 AA- 2,599,825
1,345 El Paso County School District 20, Academy, Colorado, General Obligation
Bonds, Series 2017, 4.000%, 12/15/40
12/26 at 100.00 Aa1 1,347,488
Foothills Park and Recreation District, Subdistrict A,
Jefferson County, Colorado, General Obligation Bonds,
Refunding Series 2015:
600 3.250%, 12/01/29 - AGM Insured 12/25 at 100.00 AA 606,312
440 5.000%, 12/01/30 - AGM Insured 12/25 at 100.00 AA 460,579
1,275 5.000%, 12/01/31 - AGM Insured 12/25 at 100.00 AA 1,334,287
1,300 Fruita, Colorado, Sales and Use Tax Revenue Bonds, Refunding &
improvement, Series 2019, 4.000%, 10/01/37
10/27 at 100.00 AA- 1,313,871
3,000 Grand County School District 2 East Grand, Colorado, General Obligation
Bonds, Series 2022, 4.000%, 12/01/46
12/31 at 100.00 Aa2 2,878,260

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Grand River Hospital District, Garfield and Mesa Counties,
Colorado, General Obligation Bonds, Series 2018:
$ 655 5.250%, 12/01/34 - AGM Insured 12/28 at 100.00 AA $ 698,341
1,750 5.250%, 12/01/37 - AGM Insured 12/28 at 100.00 AA 1,830,500
10,000 Gunnison Watershed School District RE1J, Gunnison and Saguache
Counties, Colorado, General Obligation Bonds, Series 2023, 5.000%,
12/01/47
12/32 at 100.00 Aa2 10,861,100
1,315 Jefferson County School District R1, Colorado, General Obligation Bonds,
Series 2020A, 4.000%, 12/15/33
12/30 at 100.00 Aa1 1,410,324
2,000 Larimer and Weld Counties School District Re-5J, Colorado, General
Obligation Bonds, Series 2021, 4.000%, 12/01/40
12/30 at 100.00 Aa2 1,975,000
750 Louisville, Boulder County, Colorado, General Obligation Bonds, Limited
Tax, Series 2017, 4.000%, 12/01/35
12/26 at 100.00 AA+ 768,548
2,000 Pueblo County School District 60, Pueblo, Colorado, General Obligation
Bonds, Series 2020, 5.000%, 12/15/38
12/29 at 100.00 AA 2,187,220
1,390 Pueblo County School District 70, Pueblo Rural, Colorado, General
Obligation Bonds, Improvement Series 2021A, 4.000%, 12/01/32
12/30 at 100.00 AA 1,480,656
2,410 Weld County School District 6, Greeley, Colorado, General Obligation
Bonds, Series 2020, 5.000%, 12/01/44
12/29 at 100.00 AA 2,608,777
1,125 Weld County School District 6, Greeley, Colorado, General Obligation
Bonds, Series 2021, 4.000%, 12/01/45
6/31 at 100.00 AA 1,076,895
2,000 Westminster Public Schools, Adams County, Colorado, Certificates of
Participation, Series 2019, 5.000%, 12/01/43 - AGM Insured
12/28 at 100.00 AA 2,129,780
Total Tax Obligation/General 49,547,454
Tax Obligation/Limited - 31.6%
295 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/51
12/24 at 102.00 N/R 254,662
850 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.250%, 12/01/41
12/26 at 103.00 N/R 678,717
480 Alpine Mountain Ranch Metropolitan District, Routt County, Colorado,
Special Assessment Revenue Bonds, Special Improvement District 1,
Refunding Series 2021, 4.000%, 12/01/40
9/26 at 103.00 N/R 366,501
1,650 Anthem West Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 AA 1,716,132
500 Arista Metropolitan District, Broomfield County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Convertible to
Unlimited Tax Series 2018A, 5.125%, 12/01/48
12/23 at 103.00 N/R 458,965
600 Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Series 2020A, 5.000%, 12/01/40
9/25 at 103.00 N/R 553,686
500 Aviation Station North Metropolitan District 2, Denver County, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2019A, 5.000%, 12/01/48
9/24 at 103.00 N/R 438,060
1,050 Brighton Crossing Metropolitan District 4, Colorado, General Obligation
Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 5.000%,
12/01/37
3/23 at 103.00 N/R 1,020,884
515 Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited Tax
General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40
12/25 at 103.00 N/R 468,197
600 Broadway Park North Metropolitan District 2, Denver, Colorado, Limited
Tax General Obligation Bonds, Refunding & Improvement Series 2020,
3.375%, 12/01/26, 144A
12/25 at 103.00 N/R 557,382
Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation
Refunding and Improvement Bonds, Series 2018A:
1,020 5.000%, 12/01/34 - BAM Insured 12/28 at 100.00 AA 1,126,886
1,805 4.000%, 12/01/47 - BAM Insured 12/28 at 100.00 AA 1,654,679
1,145 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47, 144A
3/23 at 103.00 N/R 1,023,951
500 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Improvement Bonds, Series 2022, 6.500%, 12/01/53
12/27 at 103.00 N/R 500,835
480 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 N/R 460,123

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 495 Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax
General Obligation Bonds, Convertible to Unlimited Tax Series 2018A,
5.250%, 12/01/47
12/23 at 103.00 N/R $ 461,256
1,725 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement
Series 2018, 5.875%, 12/01/46
12/23 at 103.00 N/R 1,664,918
2,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2017J, 5.250%, 3/15/42
3/27 at 100.00 Aa2 2,088,080
1,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/41
3/31 at 100.00 Aa2 966,110
1,780 Colorado State, Certificates of Participation, Lease Purchase Agreement
Department of Transportation Second Amended & Restated
Headquaters Facilities, Refunding Series 2020, 4.000%, 6/15/38
6/30 at 100.00 Aa2 1,771,242
1,000 Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%,
12/15/34
12/30 at 100.00 Aa2 1,033,330
2,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding
Series 2015, 5.000%, 8/01/36 - BAM Insured
8/25 at 100.00 AA 2,054,460
2,295 Copperleaf Metropolitan District 2, Arapahoe County, Colorado, Limited
Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax
Series 2020, 4.000%, 12/01/45 - BAM Insured
12/30 at 100.00 AA 2,128,704
900 Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax Series
2019A, 5.000%, 12/01/49
6/24 at 103.00 N/R 802,566
1,000 Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited Tax
General Obligation Bonds, Refunding Series 2018, 4.000%, 12/01/45 -
AGM Insured
12/28 at 100.00 AA 927,140
949 Cumberland Green Metropolitan District, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Series 2015, 5.250%, 12/01/45
12/25 at 100.00 N/R 890,627
1,185 Denver City and County School District 1, Colorado, Lease Purchase
Program Certificates of Participation, Series 2015B, 5.000%, 12/15/45
12/25 at 100.00 Aa3 1,218,713
2,155 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Current Interest Series 2018A-1, 5.000%, 8/01/48
8/26 at 100.00 AA- 2,199,134
Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A:
1,000 4.000%, 8/01/35 8/31 at 100.00 AA- 1,043,580
1,785 4.000%, 8/01/40 8/31 at 100.00 AA- 1,779,984
130 Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A,
5.250%, 12/01/39, 144A
12/23 at 103.00 N/R 130,866
500 Denver West Promenade Metropolitan District, Lakewood, Colorado,
General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax
Series 2013, 5.375%, 12/01/42
6/23 at 100.00 N/R 482,560
1,000 Denver, Colorado, Certificates of Participation, Convention Center
Expansion Project, Series 2018A, 4.000%, 6/01/48
6/26 at 100.00 AA+ 919,350
1,225 Douglas County School District RE1, Douglas and Elbert Counties,
Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/38
12/28 at 100.00 Aa1 1,330,411
Dove Valley Metropolitan District, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Series
2019:
500 4.000%, 12/01/35 12/29 at 100.00 AA 512,560
700 4.000%, 12/01/36 12/29 at 100.00 AA 713,594
750 4.000%, 12/01/37 12/29 at 100.00 AA 759,360
1,000 4.000%, 12/01/38 12/29 at 100.00 AA 1,002,680
1,000 4.000%, 12/01/39 12/29 at 100.00 AA 989,000
5,500 Ebert Metropolitan District, Denver Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 - BAM
Insured
12/28 at 100.00 AA 5,816,085
2,000 El Paso County School District 49 Falcon, Colorado, Certificates of
Participation, Series 2017B, 5.000%, 12/15/42
12/26 at 100.00 Aa3 2,060,300
575 Erie Farm Metropolitan District, Erie, Boulder County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement, Series 2021,
5.000%, 12/01/41 - AGM Insured
12/31 at 100.00 AA 621,138

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,070 Erie, Colorado, Certificates of Participation, Series 2010, 5.000%, 11/01/37 11/24 at 100.00 AA $ 1,093,144
First Creek Village Metropolitan District, Denver, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2019A:
500 3.000%, 12/01/29 9/24 at 103.00 Ba1 434,650
595 5.000%, 12/01/39 9/24 at 103.00 Ba1 579,589
500 Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014, 6.000%, 12/01/38
12/24 at 100.00 N/R 464,370
1,525 Foothills Park and Recreation District, Jefferson County, Colorado, Lease
Revenue Bonds, Certificates of Participation, Series 2021, 4.000%,
12/01/33
12/31 at 100.00 AA- 1,615,555
890 Four Corners Business Improvement District, Erie, Boulder County,
Colorado, Limited Tax Supported Revenue Bonds, Series 2022, 6.000%,
12/01/52
9/27 at 103.00 N/R 805,236
500 Future Legends Sports Park Business Improvement District, Limited Tax
General Obligation Bonds, Series 2022A and Subordinate Limited Tax
General Obligation Bonds, Series 2022B, 6.000%, 12/01/52
9/27 at 103.00 N/R 479,245
800 Glen Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2016A, 4.500%, 12/01/45 - BAM
Insured
12/25 at 100.00 AA 814,896
600 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation and Special Revenue Bonds,
Refunding & Improvement Series 2022A, 5.500%, 12/01/47 - BAM
Insured
6/32 at 100.00 AA 648,828
Grand Junction, Colorado, Certificates of Participation,
Series 2019:
475 4.000%, 12/01/35 12/29 at 100.00 AA- 489,521
670 4.000%, 12/01/37 12/29 at 100.00 AA- 679,956
335 Harvest Junction Metropolitan District, Longmont, Colorado, General
Obligation Bonds, Refunding and Improvement Series 2012, 5.200%,
12/01/32
3/23 at 100.00 N/R 335,114
1,000 Heritage Todd Creek Metropolitan District, Colorado, General Obligation
Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%,
12/01/44
12/24 at 100.00 N/R 1,001,930
1,125 High Plains Metropolitan District, Arapahoe County, Colorado, General
Obligation Bonds, Refunding Series 2017, 5.000%, 12/01/35 - NPFG
Insured
12/27 at 100.00 A2 1,203,739
380 Jefferson Center Metropolitan District 1, Arvada, Jefferson County,
Colorado, Special Revenue Bonds, Series 2020-A2, 4.125%, 12/01/40
12/23 at 103.00 Ba2 315,408
500 Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds,
Refunding & Improvement Series 2015, 5.000%, 12/15/25 (4)
12/23 at 100.00 N/R 449,885
2,875 Larimer, Weld and Boulder Counties School District R2-J, Thompson,
Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/15/31
12/28 at 100.00 AA 3,229,804
Lincoln Park Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation and
Improvement Bonds, Refunding Series 2018:
460 5.000%, 12/01/42 - AGM Insured 12/27 at 100.00 AA 486,606
2,000 5.000%, 12/01/46 - AGM Insured 12/27 at 100.00 AA 2,104,100
1,660 Longmont, Colorado, Sales and Use Tax Revenue Bonds, Series 2019,
3.000%, 11/15/33
11/28 at 100.00 AA+ 1,638,121
Lorson Ranch Metropolitan District 2, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2016:
825 5.000%, 12/01/36 12/26 at 100.00 BBB+ 846,615
1,805 5.000%, 12/01/41 12/26 at 100.00 BBB+ 1,835,216
650 Meridian Metropolitan District, Douglas County, Colorado, General
Obligation Refunding Bonds, Series 2017, 5.000%, 12/01/42 - AGM
Insured
12/27 at 100.00 AA 687,596
1,135 Montrose County, Colorado, Certificates of Participation, Series 2014,
5.000%, 12/01/34
12/24 at 100.00 BBB+ 1,149,290
1,000 Monument, El Paso County,  Colorado, Certificate of Participation, Series
2020, 4.000%, 12/01/40 - AGM Insured
12/28 at 100.00 AA 982,540

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 500 Mountain Shadows Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2016, 5.000%, 12/01/46
12/25 at 100.00 N/R $ 454,715
494 Mountain Shadows Metropolitan District, Weld County, Colorado, Limited
Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44
12/25 at 100.00 N/R 473,212
570 Nexus North at DIA Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2021, 5.000%, 12/01/51
3/26 at 103.00 N/R 486,079
725 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.625%, 12/01/37
3/23 at 103.00 N/R 731,431
Northern Colorado Water Conservancy District, Certificates
of Participation, Series 2022:
2,325 5.000%, 7/01/42 7/31 at 100.00 AA+ 2,517,510
3,100 5.250%, 7/01/52 7/31 at 100.00 AA+ 3,355,161
Northglenn Urban Renewal Authority, Northglenn,
Colorado, Tax Increment Revenue Bonds, Urban Renewal
Plan 2, Series 2019:
235 4.000%, 12/01/27 No Opt. Call BBB- 236,198
305 4.000%, 12/01/28 No Opt. Call BBB- 306,446
755 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/49
12/24 at 103.00 N/R 672,418
1,000 Palisade Park North Metropolitan District 1, Broomfield City and County,
Colorado, General Obligation Limited Tax Convertible to Unlimited Tax,
Refunding Series 2021A, 4.000%, 12/01/51 - BAM Insured
9/31 at 100.00 AA 969,860
Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016:
125 5.000%, 12/01/24 No Opt. Call Baa3 126,583
1,500 5.000%, 12/01/36 12/26 at 100.00 Baa3 1,527,855
Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series
2015A:
1,055 5.000%, 12/01/33 - NPFG Insured 12/25 at 100.00 A 1,087,779
235 5.000%, 12/01/45 12/25 at 100.00 A 237,587
2,250 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46
12/25 at 100.00 A 2,278,845
1,225 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2018A, 4.000%, 12/01/51
12/28 at 100.00 A 1,068,139
1,650 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/36 - AGM
Insured
12/29 at 100.00 AA 1,660,428
1,500 Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue
Bonds, Refunding Series 2013, 5.000%, 12/01/40, 144A
3/23 at 100.00 N/R 1,410,540
Prairiestar Metropolitan District 2, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A:
500 5.000%, 12/01/41 - BAM Insured 12/31 at 100.00 AA 540,120
500 5.000%, 12/01/46 - BAM Insured 12/31 at 100.00 AA 536,420
Pueblo County, Colorado, Certificates of Participation,
Community Improvement Projects, Series 2019:
1,150 4.000%, 12/01/31 12/27 at 100.00 Aa3 1,200,727
1,235 4.000%, 12/01/32 12/27 at 100.00 Aa3 1,287,660
1,550 Pueblo County, Colorado, Certificates of Participation, Community
Improvement Projects, Series 2023A, 4.000%, 7/01/43
7/32 at 100.00 A+ 1,447,747
235 Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A
12/30 at 100.00 N/R 106,041
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
2,516 4.500%, 7/01/34 7/25 at 100.00 N/R 2,494,715
1,000 4.750%, 7/01/53 7/28 at 100.00 N/R 896,380
2,500 Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax
Supported and Special Revenue Bonds, Refunding & Improvement
Series 2017, 5.000%, 12/01/42
12/27 at 100.00 AA 2,641,250

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 400 Red Sky Ranch Metropolitan District, Eagle County, Colorado, General
Obligation Bonds, Refunding & Improvement Series 2015, 5.000%,
12/01/44
12/24 at 100.00 N/R $ 363,456
2,500 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2016A, 5.000%, 11/01/46
11/26 at 100.00 AA+ 2,583,225
2,385 Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Series 2017B, 4.000%, 11/01/35
11/27 at 100.00 AA+ 2,438,114
490 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 N/R 445,954
555 Riverview Metropolitan District, Steamboat Springs, Routt County,
Colorado, General Obligation Limited Tax Bonds, Convertible to
Unlimited Tax Refunding Series 2021, 5.000%, 12/01/41
6/26 at 103.00 N/R 490,703
1,000 Roaring Fork Transporation Authority, Colorado, Sales and Use Tax
Revenue Bonds, Refunding & improvement Series 2019, 4.000%,
12/01/44
12/29 at 100.00 AA 952,290
190 Sand Creek Metropolitan District, Colorado, General Obligation Limited
Tax Bonds, Refunding Series 2015A, 4.000%, 12/01/28
12/25 at 100.00 A 195,088
1,000 Sand Creek Metropolitan District, Colorado, General Obligation Limited
Tax Bonds, Refunding Series 2023, 5.000%, 12/01/37 - AGM Insured
12/32 at 100.00 AA 1,090,490
1,995 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General
Obligation Bonds, Subordinate Series 2022, 4.000%, 12/01/46 - AGM
Insured
12/31 at 100.00 AA 1,839,649
275 Sierra Ridge Metropolitan District 2, Douglas County, Colorado, Limited
Tax General Obligation Bonds, Refunding Bonds, Series 2022, 5.000%,
12/01/52 - AGM Insured
12/32 at 100.00 AA 278,281
565 Silver Peaks Metropolitan District 3, Colorado, Limited Tax Obligation
Bonds, Senior Lien Series 2020A, 5.000%, 12/01/50
12/25 at 103.00 N/R 483,917
200 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-1, 5.000%, 12/01/37
12/27 at 100.00 Ba1 194,934
350 Southlands Metropolitan District 1, Colorado, Limited Tax General
Obligation Bonds, Series 2017A-2, 5.000%, 12/01/47
12/27 at 100.00 Ba1 323,400
1,000 Southshore Metropolitan District 2 Aurora, Arapahoe County, Colorado,
General Obligaiton Bonds, Subordinate Limited Tax Improvement Series
2020A-2, 4.000%, 12/01/46 - BAM Insured
12/30 at 100.00 AA 924,770
495 Southwest Timnath Metropolitan District 4, Timnath, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%,
12/01/47
3/23 at 103.00 N/R 472,977
1,000 STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
improvement Series 2019A, 5.000%, 12/01/49
12/24 at 103.00 N/R 894,350
750 Sterling Hills West Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding & Improvement Series 2007,
5.000%, 12/01/39
12/27 at 100.00 A3 784,275
415 Sterling Ranch Community Authority Board, Douglas County, Colorado,
Limited Tax Supported District 2, Refunding & Improvement Senior
Series 2020A, 3.375%, 12/01/30
12/25 at 102.00 N/R 362,100
595 Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Convertible Capital Appreciation Series
22, 5.500%, 12/01/42
6/30 at 102.00 N/R 567,446
150 Stoneridge Metropolitan District, Colorado, General Obligation Bonds,
Limited Tax Refunding & Improvement Series 2016, 4.250%, 12/01/28 -
BAM Insured
12/26 at 100.00 AA 156,939
Tallyn's Reach Metropolitan District 3, Aurora, Colorado,
General Obligation Bonds, Refunding Series 2019:
200 4.000%, 12/01/27 - BAM Insured No Opt. Call AA 207,970
150 4.000%, 12/01/28 - BAM Insured No Opt. Call AA 157,728
225 5.000%, 12/01/29 - BAM Insured No Opt. Call AA 252,475
435 5.000%, 12/01/30 - BAM Insured 12/29 at 100.00 AA 487,792
460 5.000%, 12/01/31 - BAM Insured 12/29 at 100.00 AA 516,046
250 5.000%, 12/01/32 - BAM Insured 12/29 at 100.00 AA 279,705
250 5.000%, 12/01/33 - BAM Insured 12/29 at 100.00 AA 279,060

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 750 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Series 2016B, 5.000%, 12/01/46 - AGM Insured
12/26 at 100.00 AA $ 779,153
1,640 Thompson Crossing Metropolitan District 6, Larimer County, Colorado,
General Obligation Limited Tax Bonds, Refunding & Improvement
Convertible to Unlimited Tax Series 2020, 5.000%, 12/01/40, 144A
12/30 at 100.00 Ba2 1,556,704
770 Thornton Development Authority, Colorado, Tax Increment Revenue
Bonds, North Washington Street Corridor Project, Refunding Series
2015, 3.250%, 12/01/28
12/24 at 100.00 A+ 766,943
5,000 Thornton, Colorado, Certificates of Participation, Series 2018, 4.000%,
12/01/39
12/28 at 100.00 Aa2 4,833,000
2,000 Triview Metropolitan District 4, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A
12/23 at 103.00 N/R 1,952,360
Vauxmont Metropolitan District, Arvada, Colorado, Limited
Tax General Obligation and Special Revenue Bonds,
Convertible to Unlimited Tax Refunding Subordinate
Series 2019:
250 5.000%, 12/15/27 - AGM Insured 12/24 at 103.00 AA 266,215
225 5.000%, 12/15/29 - AGM Insured 12/24 at 103.00 AA 240,001
Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds,
Series 2016A:
525 5.000%, 12/01/28 - BAM Insured 12/26 at 100.00 AA 558,400
1,250 5.000%, 12/01/31 - BAM Insured 12/26 at 100.00 AA 1,325,450
500 4.000%, 12/01/36 - BAM Insured 12/26 at 100.00 AA 507,250
Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016:
105 3.250%, 12/01/24 No Opt. Call N/R 101,142
1,000 4.000%, 12/01/33 12/26 at 100.00 N/R 889,320
300 5.000%, 12/01/35 12/26 at 100.00 N/R 292,251
645 5.250%, 12/01/40 12/26 at 100.00 N/R 627,527
500 Waterview II Metropolitan District, El Paso County, Colorado, Limited Tax
General Obligation Bonds, Series 2022A, 5.000%, 12/01/41
3/27 at 103.00 N/R 451,330
1,000 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 N/R 926,620
600 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1, 4.125%, 12/01/31
3/26 at 103.00 N/R 530,634
Westminster, Colorado, Certificates of Participation, Series
2015A:
1,500 5.000%, 12/01/35 12/25 at 100.00 AA 1,560,120
1,000 4.000%, 12/01/38 12/25 at 100.00 AA 1,000,430
Wheatlands Metropolitan District 2, Aurora, Arapahoe
County, Colorado, General Obligation Bonds, Refunding
Series 2015:
1,000 5.000%, 12/01/30 - BAM Insured 12/25 at 100.00 AA 1,040,350
1,595 4.000%, 12/01/38 - BAM Insured 12/25 at 100.00 AA 1,583,660
500 Wildgrass Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2014A, 4.000%, 12/01/34 - BAM Insured
12/24 at 100.00 AA 510,570
Total Tax Obligation/Limited 143,092,772
Transportation - 7.1%
1,000 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 BBB 939,530
500 Colorado High Performance Transportation Enterprise, US 36 and I-25
Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%,
1/01/44, (AMT)
3/23 at 100.00 BBB- 500,285
1,750 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2017A, 5.000%, 11/15/29, (AMT)
11/27 at 100.00 AA- 1,852,060
Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A:
1,995 5.000%, 11/15/39, (AMT) 11/32 at 100.00 AA- 2,128,565
3,340 5.000%, 11/15/41, (AMT) 11/32 at 100.00 AA- 3,527,140

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 500 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022B, 5.000%, 11/15/47
11/32 at 100.00 AA- $ 542,050
Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D:
1,000 5.750%, 11/15/45, (AMT) 11/32 at 100.00 AA- 1,114,150
1,000 5.000%, 11/15/53, (AMT) 11/32 at 100.00 AA- 1,027,100
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2013B, 5.250%, 11/15/33
11/23 at 100.00 A+ 1,013,060
Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A:
2,055 5.000%, 12/01/27, (AMT) No Opt. Call A+ 2,167,450
1,000 5.000%, 12/01/30, (AMT) No Opt. Call A+ 1,089,700
8,305 5.000%, 12/01/43, (AMT) 12/28 at 100.00 A+ 8,481,564
1,000 Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018B, 5.000%, 12/01/37
12/28 at 100.00 A+ 1,057,370
500 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
10/23 at 100.00 B 488,715
750 Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project
Revenue Bonds, Refunding Series 2011A, 6.000%, 5/01/27, (AMT)
3/23 at 100.00 Baa2 750,698
Grand Junction Regional Airport Authority, Colorado,
General Airport Revenue Bonds, Refunding Series 2016A:
680 5.000%, 12/01/25 - NPFG Insured No Opt. Call Baa2 707,982
965 5.000%, 12/01/27 - NPFG Insured 12/26 at 100.00 Baa2 1,025,476
1,215 5.000%, 12/01/32 12/26 at 100.00 Baa2 1,277,184
1,275 5.000%, 12/01/33 12/26 at 100.00 Baa2 1,336,608
1,000 5.000%, 12/01/34 12/26 at 100.00 Baa2 1,045,020
Total Transportation 32,071,707
U.S. Guaranteed - 7.2% (5)
2,500 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2013A, 5.625%, 12/01/38, (Pre-refunded
12/01/23)
12/23 at 100.00 BBB 2,542,475
130 Central Platte Valley Metropolitan District, Colorado, General Obligation
Bonds, Refunding Series 2014, 5.000%, 12/01/43, (Pre-refunded
12/01/23)
12/23 at 100.00 BB+ 131,422
500 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
Johnson & Wales University Project, Series 2013A, 5.250%, 4/01/43,
(Pre-refunded 4/01/23)
4/23 at 100.00 N/R 500,775
Colorado Health Facilities Authority, Colorado, Health
Facilities Revenue Bonds, The Evangelical Lutheran Good
Samaritan Society Project, Refunding Series 2017:
50 5.000%, 6/01/37, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R 54,007
1,585 5.000%, 6/01/42, (Pre-refunded 6/01/27) 6/27 at 100.00 N/R 1,712,022
3,535 Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds,
NCMC Inc., Series 2016, 4.000%, 5/15/32, (Pre-refunded 5/15/26)
5/26 at 100.00 N/R 3,644,055
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Adventist Health System/Sunbelt Obligated
Group, Series 2016B:
65 5.000%, 11/15/29, (Pre-refunded 5/15/26) 5/26 at 100.00 N/R 68,671
1,085 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013,
5.625%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 N/R 1,090,805
Colorado Health Facilities Authority, Colorado, Revenue
Bonds, Evangelical Lutheran Good Samaritan Society
Project, Series 2013A:
450 5.000%, 6/01/35, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 468,769
3,000 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 3,125,130
575 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters
of Charity of Leavenworth Health Services Corporation, Series 2013A,
5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 AA+ 582,929

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
Colorado State Board of Governors, Colorado State
University Auxiliary Enterprise System Revenue Bonds,
Refunding Series 2016B:
$ 500 5.000%, 3/01/34, (Pre-refunded 3/01/27) 3/27 at 100.00 Aa3 $ 541,340
500 5.000%, 3/01/41, (Pre-refunded 3/01/27) 3/27 at 100.00 Aa3 541,340
1,000 Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2014, 5.000%, 8/01/44, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 AA 1,025,220
Commerce City, Colorado, Sales and Use Tax Revenue
Bonds, Series 2016:
1,200 5.000%, 8/01/41, (Pre-refunded 8/01/26) 8/26 at 100.00 AA 1,279,032
6,000 5.000%, 8/01/46, (Pre-refunded 8/01/26) 8/26 at 100.00 AA 6,395,160
Gunnison Watershed School District RE1J, Gunnison and
Saguache Counties, Colorado, General Obligation Bonds,
Refunding Series 2014A:
1,000 4.000%, 12/01/32, (Pre-refunded 12/01/24) 12/24 at 100.00 Aa2 1,016,400
1,000 4.000%, 12/01/33, (Pre-refunded 12/01/24) 12/24 at 100.00 Aa2 1,016,400
1,000 Metropolitan State University of Denver, Colorado, Institutional Enterprise
Revenue Bonds, Aerospace and Engineering Sciences Building Project,
Series 2016, 4.000%, 12/01/40, (Pre-refunded 12/01/25)
12/25 at 100.00 Aa2 1,023,860
500 Powhaton Road Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2019A, 5.625%, 12/01/48, (Pre-refunded 12/01/23)
12/23 at 103.00 N/R 522,365
1,033 Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding
& Improvement Series 2013, 5.000%, 12/01/33, (Pre-refunded
12/01/23), 144A
12/23 at 100.00 N/R 1,045,830
645 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2014B-1, 4.000%, 6/01/34, (Pre-refunded 6/01/24)
6/24 at 100.00 Aa1 652,205
3,410 University of Colorado, Enterprise System Revenue Bonds, Refunding
Series 2017A-2, 4.000%, 6/01/36, (Pre-refunded 6/01/28)
6/28 at 100.00 Aa1 3,618,487
Total U.S. Guaranteed 32,598,699
Utilities - 13.9%
Arapahoe County Water and Wastewater Authority,
Colorado, Revenue Bonds, Refunding Series 2019:
1,000 4.000%, 12/01/37 12/29 at 100.00 AA 1,013,080
1,845 4.000%, 12/01/38 12/29 at 100.00 AA 1,853,192
Brighton, Colorado, Water Activity Enterprise Revenue
Bonds, Water System Project, Series 2022:
3,010 5.000%, 6/01/42 6/32 at 100.00 AA 3,301,819
3,000 5.000%, 6/01/47 6/32 at 100.00 AA 3,266,730
3,940 Centennial Water and Sanitation District, Douglas County, Colorado,
Water and Wastewater Revenue Bonds, Series 2019, 5.000%, 12/01/43
12/28 at 100.00 AAA 4,237,903
500 Cherokee Metropolitan District, Colorado, Water and Wastewater Revenue
Bonds, Series 2020, 4.000%, 8/01/50 - BAM Insured
8/30 at 100.00 AA 452,505
4,435 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2022B, 5.250%, 11/15/52
11/32 at 100.00 AA+ 4,924,358
500 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Series 2015A, 4.000%, 11/15/35
11/25 at 100.00 AA+ 507,205
765 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, City of Fountain, Electric, Water &
Wastewater Utility Enterprise Project, Series 2014A, 4.000%, 9/01/32 -
BAM Insured
9/24 at 100.00 AA 775,878
1,000 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, Steamboat Springs Utilities Fund, Series
2011B, 4.125%, 8/01/26
3/23 at 100.00 Aa3 1,004,620
1,090 Colorado Water Resources and Power Development Authority, Water
Resources Revenue Bonds, Telluride Town Project, Series 2020A,
4.000%, 6/01/35 - AGM Insured
6/30 at 100.00 AA 1,122,046
1,250 Denver City and County Board of Water Commissioners, Colorado, Water
Revenue Bonds, Green Series 2017A, 4.000%, 9/15/42
9/27 at 100.00 AAA 1,233,463
7,000 Denver City and County Board of Water Commissioners, Colorado, Water
Revenue Bonds, Series 2022A, 5.000%, 12/15/52
12/32 at 100.00 AAA 7,666,330

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 4,200 Eagle River Water and Sanitation District, Eagle County, Colorado,
Enterprise Wastewater Revenue Bonds, Improvement Series 2020A,
4.000%, 12/01/49 - AGM Insured
12/29 at 100.00 AA $ 3,950,604
1,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe County,
Colorado, Water Revenue Bonds, Improvement Series 2019A, 4.000%,
11/15/38
11/29 at 100.00 AA- 1,004,720
East Cherry Creek Valley Water and Sanitation District,
Arapahoe County, Colorado, Water Revenue Bonds,
Refunding Series 2015:
650 5.000%, 11/15/32 11/25 at 100.00 AA- 676,734
1,500 4.000%, 11/15/35 11/25 at 100.00 AA- 1,523,475
220 East Cherry Creek Valley Water and Sanitation District, Arapahoe County,
Colorado, Water Revenue Bonds, Refunding Series 2020, 4.000%,
11/15/35
5/30 at 100.00 AA- 228,972
Erie, Boulder and Weld Counties, Colorado, Water
Enterprise Revenue Bonds, Refunding Series 2015:
500 3.000%, 12/01/29 12/25 at 100.00 AA 501,980
570 4.000%, 12/01/31 12/25 at 100.00 AA 587,066
Fort Lupton, Colorado, Water System Revenue Bonds,
Refunding & Improvement Series 2017:
1,140 4.000%, 12/01/42 - AGM Insured 12/27 at 100.00 AA 1,103,474
2,430 5.000%, 12/01/47 - AGM Insured 12/27 at 100.00 AA 2,553,250
Fountain, El Paso County, Colorado, Acting by and through
the City of Fountain Electric, Water and Wastewater Utility
Enterprise, Water and Electric Revenue Bonds, Series
2019:
320 4.000%, 12/01/35 - AGM Insured 12/26 at 100.00 AA 326,384
525 4.000%, 12/01/37 - AGM Insured 12/26 at 100.00 AA 529,016
2,180 Johnstown, Colorado, Wastewater Revenue Bonds, Series 2021, 4.000%,
12/01/51 - AGM Insured
12/31 at 100.00 AA 1,983,299
2,000 Loveland, Colorado, Electric and Communications Enterprise Revenue
Bonds, Series 2019A, 5.000%, 12/01/44
12/28 at 100.00 A+ 2,079,700
Parker Water and Sanitation District, Douglas County,
Colorado, Water and Sewer Enterprise Revenue Bonds,
Refunding & Improvement Series 2020:
745 4.000%, 11/01/38 11/29 at 100.00 AA+ 753,642
300 4.000%, 11/01/40 11/29 at 100.00 AA+ 300,939
Parker Water and Sanitation District, Douglas County,
Colorado, Water and Sewer Enterprise Revenue Bonds,
Refunding & Improvement Series 2022:
1,000 4.000%, 11/01/38 11/32 at 100.00 AA+ 1,015,960
8,805 4.000%, 11/01/47 11/32 at 100.00 AA+ 8,344,498
1,295 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28
No Opt. Call AA- 1,392,475
1,000 Triview Metropolitan District, El Paso County, Colorado, Water and
Wastewater Enterprise Revenue Bonds, Green Series 2020, 4.000%,
12/01/40 - BAM Insured
12/28 at 100.00 AA 973,950
2,000 Upper Eagle Regional Water Authority, Eagle County, Colorado, Water
Revenue Bonds, Refunding & Improvement Series 2020, 4.000%,
12/01/50 - AGM Insured
12/30 at 100.00 AA 1,839,980
Total Utilities 63,029,247
Total Long-Term Investments (cost $449,513,949) 437,124,310

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  0.8%
X 3,650,000 MUNICIPAL BONDS - 0.8%
X 3,650,000
Tax Obligation/Limited - 0.4%
$ 1,460 Denver, Colorado, Certificates of Participation, Denver Botanic Gardens
Parking, Series 2008B, 2.500%, 12/01/29, (Mandatory Put 2/28/23) (6)
2/23 at 100.00 AA+ $ 1,460,000
400 Denver, Colorado, Certificates of Participation, Wellington E. Webb
Municipal Office Building, Refunding Series 2008A-1, 2.500%, 12/01/29,
(Mandatory Put 2/28/23) (6)
2/23 at 100.00 AA+ $ 400,000
Total Tax Obligation/Limited $ 1,860,000
Utilities - 0.4%
$ 1,790 Colorado Springs, Colorado, Utilities System Revenue Bonds, Refunding
Series 2009C, 3.400%, 11/01/28, (Mandatory Put 3/07/23) (6)
2/23 at 100.00 AA+ $ 1,790,000
Total Utilities 1,790,000
Total Short-Term Investments (cost $3,650,000) 3,650,000
Total Investments (cost $453,163,949) - 97.5% 440,774,310
Other Assets & Liabilities, Net - 2.5% 11,265,339
Net Assets - 100% $ 452,039,649
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 437,124,310 $ – $ 437,124,310
Short-Term Investments:
Municipal Bonds – 3,650,000 – 3,650,000
Total
$ – $ 440,774,310 $ – $ 440,774,310
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Nuveen Colorado Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

(6) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Maryland Municipal Bond Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.7%
X 246,082,272 MUNICIPAL BONDS - 98.6%
X 246,082,272
Consumer Discretionary - 1.8%
$ 4,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/39
9/27 at 100.00 CCC+ $ 3,871,760
1,000 Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31 (4)
3/23 at 100.00 N/R 600,000
Total Consumer Discretionary 4,471,760
Consumer Staples - 2.3%
900 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 N/R 818,487
545 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
3/23 at 100.00 BBB 545,027
1,070 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32
3/23 at 100.00 N/R 1,023,926
620 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35
No Opt. Call A- 637,912
1,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 BBB+ 1,019,970
20 Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco
Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31
3/23 at 100.00 Aa3 20,021
1,900 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 1,737,170
Total Consumer Staples 5,802,513
Education and Civic Organizations - 6.8%
Baltimore County, Maryland, Economic Development
Revenue Bonds, McDonogh School Facility, Series 2021:
665 4.000%, 9/01/32 9/31 at 100.00 A+ 702,067
450 4.000%, 9/01/35 9/31 at 100.00 A+ 457,979
1,000 Chestertown, Maryland, Economic Development Project Revenue Bonds,
Washington College, Refunding Series 2021A, 4.000%, 3/01/36
3/31 at 100.00 BBB 930,770
1,500 Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount
Saint Mary's University Inc., Series 2017A, 5.000%, 9/01/45, 144A
9/27 at 100.00 BB+ 1,353,735
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Goucher College, Series 2017A, 5.000%, 7/01/37
7/27 at 100.00 BBB+ 517,260
645 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Imagine Andrews Public Charter School, Series 2022A, 5.500%,
5/01/52, 144A
5/30 at 100.00 N/R 596,612
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B:
500 5.000%, 7/01/38 7/23 at 100.00 AA+ 500,845
2,625 4.250%, 7/01/41 7/23 at 100.00 AA+ 2,626,444
500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2014, 4.000%, 10/01/39
10/24 at 100.00 A 475,640
1,210 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2019A, 5.000%, 10/01/49
10/29 at 100.00 A 1,279,962
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2012, 5.000%, 6/01/29
3/23 at 100.00 Baa1 2,001,720
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series
2016:
385 5.000%, 6/01/29 6/26 at 100.00 Baa1 401,532
700 5.000%, 6/01/33 6/26 at 100.00 Baa1 727,825

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series
2017:
$ 315 5.000%, 6/01/36 6/26 at 100.00 Baa1 $ 324,444
235 5.000%, 6/01/42 6/26 at 100.00 Baa1 239,784
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Stevenson University, Series 2021A:
1,000 4.000%, 6/01/38 6/31 at 100.00 BBB- 949,380
2,010 4.000%, 6/01/46 6/31 at 100.00 BBB- 1,774,810
1,100 Maryland Industrial Development Financing Authority, Economic
Development Revenue Bonds, McDonogh School Inc., Sereis 2019,
4.000%, 9/01/43
3/29 at 100.00 A+ 1,015,916
Total Education and Civic Organizations 16,876,725
Energy - 1.3%
3,260 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
3/23 at 100.00 BB 3,290,579
Total Energy 3,290,579
Health Care - 16.1%
Maryland Health and Higher Educational Facilities Authority,
Maryland, Revenue Bonds, Meritus Medical Center, Series
2015:
660 4.000%, 7/01/32 7/25 at 100.00 A 659,380
1,650 4.250%, 7/01/35 7/25 at 100.00 A 1,618,947
1,000 5.000%, 7/01/40 7/25 at 100.00 A 1,012,530
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series
2017B:
750 5.000%, 7/01/34 7/27 at 100.00 A3 776,722
500 5.000%, 7/01/38 7/27 at 100.00 A3 506,355
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A:
90 5.000%, 7/01/36 7/26 at 100.00 BBB+ 92,092
1,250 5.000%, 7/01/38 7/26 at 100.00 BBB+ 1,267,487
440 4.000%, 7/01/42 7/26 at 100.00 BBB+ 385,286
1,680 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist HealthCare Issue, Series 2021B, 4.000%, 1/01/51
1/32 at 100.00 BBB 1,387,764
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A:
1,600 5.500%, 1/01/36 1/27 at 100.00 Baa3 1,641,792
2,020 5.500%, 1/01/46 1/27 at 100.00 Baa3 2,032,706
Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series
2020:
740 3.250%, 7/01/39 7/30 at 100.00 A- 591,230
175 4.000%, 7/01/40 7/30 at 100.00 A- 161,452
520 4.000%, 7/01/45 7/30 at 100.00 A- 467,454
Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Greater Baltimore Medical Center, Series
2021A:
2,250 4.000%, 7/01/40 7/31 at 100.00 A+ 2,153,317
1,165 3.000%, 7/01/46 7/31 at 100.00 A+ 861,611
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016:
1,000 4.000%, 7/01/41 7/26 at 100.00 A+ 957,600
500 5.000%, 7/01/47 7/26 at 100.00 A+ 509,055
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2017:
575 5.000%, 7/01/33 7/27 at 100.00 A+ 610,472
500 4.000%, 7/01/42 7/27 at 100.00 A+ 469,590

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015:
$ 955 4.125%, 7/01/47 7/25 at 100.00 A+ $ 904,022
1,020 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Medstar Health Issue, Series 2013B, 5.000%, 8/15/38
8/23 at 100.00 A 1,021,377
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A:
2,000 5.000%, 5/15/42 5/27 at 100.00 A 2,050,940
1,500 5.000%, 5/15/45 5/27 at 100.00 A 1,529,595
1,560 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Series 2020A, 5.000%,
7/01/34
7/30 at 100.00 A 1,673,318
2,075 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46
6/27 at 100.00 AA- 2,116,666
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/39
7/27 at 100.00 A 2,585,925
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2020B, 4.000%,
4/15/45
4/30 at 100.00 A 2,313,425
Montgomery County, Maryland, Revenue Bonds, Trinity
Health Credit Group, Series 2015:
7,000 4.000%, 12/01/44 6/25 at 100.00 AA- 6,713,770
1,000 5.000%, 12/01/44 6/25 at 100.00 AA- 1,018,840
Total Health Care 40,090,720
Housing/Multifamily - 10.1%
2,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Commons Apartments, Series 2014A, 5.000%, 6/01/44
6/24 at 100.00 A+ 2,015,460
2,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Landing Project, Refunding Series 2021A, 1.600%, 6/01/29
6/26 at 100.00 A+ 1,805,660
640 Howard County Housing Commission, Maryland, Revenue Bonds,
Gateway Village Apartments, Series 2016, 4.000%, 6/01/46
6/26 at 100.00 A+ 585,158
1,660 Howard County Housing Commission, Maryland, Revenue Bonds, The
Verona at Oakland Mills Project, Series 2013, 5.000%, 10/01/28
10/23 at 100.00 A+ 1,677,115
1,310 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021A, 2.200%, 7/01/41
1/31 at 100.00 AA+ 916,004
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021B, 2.100%, 1/01/41
7/31 at 100.00 AA+ 692,500
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Green
Series 2021C, 2.600%, 1/01/42
7/31 at 100.00 AA+ 726,330
935 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2000A, 2.600%, 7/01/40
7/29 at 100.00 AA+ 718,435
1,430 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2014D, 4.000%, 7/01/45
1/24 at 100.00 AA+ 1,296,510
235 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2017C, 3.550%, 7/01/42
1/27 at 100.00 AA+ 217,883
1,480 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2018A, 3.950%, 7/01/43
1/28 at 100.00 AA+ 1,367,816
1,000 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2020E, 2.150%, 7/01/40
1/30 at 100.00 AA+ 700,400
1,750 Maryland Community Development Administration, Department of
Housing and Community Development, Multifamily Development
Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%,
12/15/31
12/24 at 100.00 Aaa 1,763,457

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 575 Maryland Economic Development Corporation, Senior Student Housing
Revenue Bonds, Towson University Project, Refunding Series 2017,
5.000%, 7/01/32
7/27 at 100.00 BB+ $ 582,550
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Morgan State University Project, Senior Series 2022, 6.000%,
7/01/58
7/32 at 100.00 BBB- 1,079,950
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, Morgan State University Project,
Series 2020:
200 4.000%, 7/01/40 7/30 at 100.00 BBB- 180,650
1,150 5.000%, 7/01/50 7/30 at 100.00 BBB- 1,138,730
500 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Salisbury University Project, Refunding Series 2013, 5.000%,
6/01/34
6/23 at 100.00 Baa3 497,410
1,000 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/27
3/23 at 100.00 BBB- 1,000,270
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland -
Baltimore Project, Refunding Senior Lien Series 2015:
255 5.000%, 7/01/31 7/25 at 100.00 BB+ 256,989
475 5.000%, 7/01/35 7/25 at 100.00 BB+ 476,520
1,140 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, Baltimore County Project, Refunding
Series 2016, 3.600%, 7/01/35 - AGM Insured
3/23 at 100.00 AA 1,125,476
Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland, College
Park Project, Refunding Series 2016:
1,145 5.000%, 6/01/31 - AGM Insured 6/26 at 100.00 AA 1,201,803
520 5.000%, 6/01/43 - AGM Insured 6/26 at 100.00 AA 531,300
1,250 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2014A, 3.650%,
7/01/34
7/24 at 100.00 Aaa 1,251,525
750 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021B, 2.250%,
7/01/41
7/30 at 100.00 Aaa 534,248
1,000 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2021C, 2.200%,
7/01/36
7/30 at 100.00 Aaa 774,500
Total Housing/Multifamily 25,114,649
Housing/Single Family - 4.3%
2,500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2014C, 3.200%, 9/01/28
3/24 at 100.00 Aa1 2,459,925
2,500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019B, 3.200%, 9/01/39
9/28 at 100.00 Aa1 2,206,300
Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C:
550 5.000%, 9/01/28 No Opt. Call Aa1 600,314
800 5.000%, 3/01/30 3/29 at 100.00 Aa1 876,936
725 3.000%, 3/01/42 3/29 at 100.00 Aa1 601,083
1,430 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 2.000%, 9/01/43
3/30 at 100.00 Aa1 888,716
500 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021B, 2.100%, 9/01/41
3/30 at 100.00 Aa1 343,590
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021C, 2.450%, 9/01/41
9/30 at 100.00 Aa1 1,456,620

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family (continued)
$ 1,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Taxable Series 2019D, 3.200%, 7/01/44
7/29 at 100.00 AA+ $ 851,040
420 Montgomery County Housing Opportunities Commission, Maryland,
Program Revenue Bonds, Series 2019C, 3.300%, 7/01/39, (AMT)
1/28 at 100.00 Aa2 372,259
Total Housing/Single Family 10,656,783
Long-Term Care - 4.0%
1,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016, 5.000%, 1/01/37
1/26 at 100.00 A 1,021,000
1,750 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2020, 4.000%, 1/01/45
1/27 at 103.00 A 1,525,772
2,000 Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc
Facility, Series 2020, 4.000%, 1/01/50
1/27 at 103.00 A 1,678,520
1,200 Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury
Methodist Obligated Group Project, Refunding Series 2018A, 5.000%,
1/01/33
1/24 at 104.00 BBB 1,201,956
1,250 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2017, 5.000%, 4/01/44
4/27 at 100.00 N/R 1,043,888
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series
2016A:
700 5.000%, 1/01/36 7/26 at 100.00 A- 724,143
835 5.000%, 1/01/45 7/26 at 100.00 A- 848,811
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Ingleside King Farm
Project, Series 2017A-1:
575 5.000%, 11/01/30 11/24 at 103.00 B 555,427
950 5.000%, 11/01/32 11/24 at 103.00 B 904,419
100 5.000%, 11/01/37 11/24 at 103.00 B 91,885
Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B:
500 5.000%, 11/01/42 11/24 at 103.00 B 442,685
100 5.000%, 11/01/47 11/24 at 103.00 B 86,055
Total Long-Term Care 10,124,561
Tax Obligation/General - 10.3%
2,040 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 0.000%, 8/01/32
No Opt. Call AA 1,428,918
1,000 Howard County, Maryland, General Obligation Bonds, Consolidated
Public Improvement Project, Series 2020A, 4.000%, 8/15/39
8/30 at 100.00 AAA 1,002,940
Maryland State, General Obligation Bonds, State and Local
Facilities Loan, First Series 2017A:
1,000 5.000%, 3/15/23 No Opt. Call AAA 1,000,710
1,000 5.000%, 3/15/31 3/27 at 100.00 AAA 1,086,650
1,000 Maryland State, General Obligation Bonds, State and Local Facilities Loan,
First Series 2018A, 5.000%, 3/15/29
3/28 at 100.00 AAA 1,108,160
3,000 Montgomery County, Maryland, General Obligation Bonds, Refunding
Consolidated Public Improvement Series 2017C, 5.000%, 10/01/29
10/27 at 100.00 AAA 3,299,400
5,645 Murrieta Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2006 Series 2008, 0.000%, 9/01/32
- AGM Insured
No Opt. Call AA 4,004,732
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
1,000 5.625%, 7/01/29 No Opt. Call N/R 1,043,390
2,000 0.000%, 7/01/33 7/31 at 89.94 N/R 1,139,540
1,000 4.000%, 7/01/46 7/31 at 103.00 N/R 796,300

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation
Bonds, Consolidated Public Improvement, Second Series
2016:
$ 2,575 5.000%, 6/01/27 6/26 at 100.00 AAA $ 2,753,190
1,300 5.000%, 6/01/35 6/26 at 100.00 AAA 1,382,004
2,500 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2018, 4.000%, 6/01/39
6/28 at 100.00 AAA 2,505,300
1,155 Washington Suburban Sanitary District, Montgomery and Prince George's
Counties, Maryland, General Obligation Bonds, Consolidated Public
Improvement, Series 2023, 5.000%, 6/01/39
6/33 at 100.00 AAA 1,321,909
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
6,220 0.000%, 8/15/49 8/25 at 37.14 Aaa 1,750,122
Total Tax Obligation/General 25,623,265
Tax Obligation/Limited - 19.6%
1,800 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
General Improvement, Series 2017, 5.000%, 10/01/27
10/26 at 100.00 AAA 1,937,448
1,000 Anne Arundel County, Maryland, General Obligation Bonds, Consolidated
Water & Sewer, Series 2019, 5.000%, 10/01/41
10/29 at 100.00 AAA 1,092,540
1,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.375%, 6/01/36
6/26 at 100.00 N/R 1,007,750
Baltimore, Maryland, Special Obligation Bonds, East
Baltimore Research Park Project, Series 2017A:
460 4.500%, 9/01/33 9/27 at 100.00 N/R 448,541
220 5.000%, 9/01/38 9/27 at 100.00 N/R 220,691
755 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016, 5.000%, 6/01/36
6/26 at 100.00 N/R 757,567
1,300 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019A, 3.500%, 6/01/39, 144A
6/29 at 100.00 N/R 1,041,157
250 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019B, 3.700%, 6/01/39, 144A
6/23 at 100.00 N/R 203,807
1,550 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2022, 5.000%, 6/01/51, 144A
6/31 at 100.00 N/R 1,458,612
Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District,
Refunding Series 2019:
380 4.000%, 7/01/29 1/29 at 100.00 N/R 369,003
334 5.000%, 7/01/36 1/29 at 100.00 N/R 336,338
1,000 FN HTA HRRB 2007CC-745181D53 ASSUR CUSTODIAL TR CTFS, 5.500%,
7/01/30
3/23 at 100.00 N/R 1,034,000
96 Frederick County, Maryland, Special Obligation Bonds, Lake Linganore
Village Community Development Series 2001A, 5.700%, 7/01/29 - RAAI
Insured
3/23 at 100.00 AA 96,218
Frederick County, Maryland, Special Obligation Bonds,
Urbana Community Development Authority, Refunding
Series 2020A:
1,000 4.000%, 7/01/34 7/30 at 100.00 A- 1,018,910
1,020 4.000%, 7/01/38 7/30 at 100.00 A- 1,002,650
500 4.000%, 7/01/39 7/30 at 100.00 A- 485,720
360 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020B, 4.000%,
7/01/40
7/30 at 100.00 N/R 323,600
55 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C, 4.000%,
7/01/50, 144A
7/30 at 100.00 N/R 47,183
170 Frederick County, Maryland, Tax Increment and Special Tax B Limited
Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019,
3.750%, 7/01/39
7/29 at 100.00 N/R 146,865

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 100 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 N/R $ 95,971
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/23 No Opt. Call BB 1,005,490
1,015 5.000%, 12/01/33 12/26 at 100.00 BB 1,043,237
500 5.000%, 12/01/46 12/26 at 100.00 BB 478,930
Harford County, Maryland, Special Obligation Bonds,
Beechtree Estates Project, Refunding Series 2021:
750 4.000%, 7/01/36 7/30 at 100.00 A 754,597
675 4.000%, 7/01/40 7/30 at 100.00 A 646,785
725 Howard County, Maryland, Special Obligation Bonds, Annapolis Junction
Town Center Project, Series 2014, 5.800%, 2/15/34
2/24 at 100.00 N/R 706,650
Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A:
600 4.125%, 2/15/34, 144A 2/26 at 100.00 N/R 556,596
550 4.375%, 2/15/39, 144A 2/26 at 100.00 N/R 503,992
1,285 Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016, 5.000%, 7/01/34
7/25 at 100.00 N/R 1,231,133
1,000 Maryland Community Development Administration, Local Government
Infrastructure Bonds, Subordinate Obligation Series 2019B-2, 4.000%,
6/01/49
6/29 at 100.00 Aa3 925,070
185 Maryland Economic Development Corporation, Special Obligation Bonds,
Metro Centre Owings Mills Project, Series 2017, 4.500%, 7/01/44
1/27 at 100.00 N/R 167,542
2,000 Maryland Economic Development Corporation, Special Obligation Bonds,
Port Covington Project, Series 2020, 4.000%, 9/01/50
9/30 at 100.00 N/R 1,611,040
2,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2021, 4.000%, 6/01/46
6/31 at 100.00 AA 1,844,320
1,965 Maryland Stadium Authority, Lease Revenue Bonds, Built To Learn, Series
2022A, 5.000%, 6/01/34
6/32 at 100.00 AA 2,281,483
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Series 2016:
1,000 5.000%, 5/01/32 5/26 at 100.00 AA 1,061,800
1,250 5.000%, 5/01/33 5/26 at 100.00 AA 1,326,312
2,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A, 5.000%,
5/01/36
5/28 at 100.00 AA 2,155,640
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Taxable Refunding Series 2022C:
1,500 0.000%, 5/01/51 No Opt. Call AA 403,065
1,500 0.000%, 5/01/52 No Opt. Call AA 383,235
575 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call N/R 593,998
25 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46,
144A
1/26 at 100.00 N/R 25,043
2,000 Prince George's County, Maryland, Certificates of Participation, University
of Maryland Capital Region Medical Center, Series 2018, 5.000%,
10/01/38
10/28 at 100.00 AA+ 2,145,520
356 Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls
Project, Series 2005, 5.250%, 7/01/35
3/23 at 100.00 N/R 356,787
1,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R 927,500
1,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022C, 5.000%, 7/01/53
1/33 at 100.00 N/R 555,170

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
$ 22 0.000%, 7/01/24 No Opt. Call N/R $ 20,740
55 0.000%, 7/01/27 No Opt. Call N/R 45,084
54 0.000%, 7/01/29 7/28 at 98.64 N/R 40,050
70 0.000%, 7/01/31 7/28 at 91.88 N/R 46,654
78 0.000%, 7/01/33 7/28 at 86.06 N/R 46,595
2,610 0.000%, 7/01/51 7/28 at 30.01 N/R 492,455
1,000 4.750%, 7/01/53 7/28 at 100.00 N/R 896,380
5,465 5.000%, 7/01/58 7/28 at 100.00 N/R 5,070,427
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
500 4.329%, 7/01/40 7/28 at 100.00 N/R 454,350
3 4.536%, 7/01/53 7/28 at 100.00 N/R 2,594
47 4.784%, 7/01/58 7/28 at 100.00 N/R 42,012
1,000 Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33,
144A
9/25 at 100.00 A 1,020,370
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
3/23 at 100.00 Baa2 1,011,500
3,250 Washington Metropolitan Area Transit Authority, Dedicated Revenue
Bonds, Green Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 AA 3,064,003
Total Tax Obligation/Limited 49,068,720
Transportation - 10.5%
Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B:
120 5.000%, 7/01/33, (AMT) 7/28 at 100.00 A 127,283
425 5.000%, 7/01/34, (AMT) 7/28 at 100.00 A 449,747
Maryland Department of Transportation, Special
Transportation Project Revenue Bonds, Baltimore/
Washington International Thurgood Marshall Airport,
Series 2021B:
6,650 5.000%, 8/01/46, (AMT) 8/31 at 100.00 A1 6,841,121
2,410 4.000%, 8/01/51, (AMT) 8/31 at 100.00 A1 2,167,506
300 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/44, (AMT)
6/29 at 100.00 Baa2 306,093
1,940 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Transportation Facilities Project, Refunding Series
2017A, 5.000%, 6/01/35
6/28 at 100.00 Baa2 2,026,505
1,500 Maryland Economic Development Corporation Senior Economic
Development Revenue Bonds (Annapolis Mobility and Resilience
Project) Series 2022A, 5.250%, 12/31/47
6/32 at 100.00 N/R 1,560,765
1,500 Maryland Economic Development Corporation, Air Cargo Obligated
Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019,
4.000%, 7/01/44, (AMT)
7/29 at 100.00 BBB 1,290,270
Maryland Economic Development Corporation, Parking
Facilities Revenue Bonds Baltimore City Project,
Subordinate Parking Facilities Revenue Bonds, Series
2018C:
500 4.000%, 6/01/38 6/28 at 100.00 BB+ 418,195
305 4.000%, 6/01/58 6/28 at 100.00 BB+ 216,645
1,275 Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds,
Series 2018A, 5.000%, 6/01/58
6/28 at 100.00 BBB- 1,179,821
2,915 Maryland Economic Development Corporation, Private Activity Revenue
Bonds, Purple Line Light Rail Project, Green Series 2022B, 5.250%,
6/30/52, (AMT)
6/32 at 100.00 BBB 2,926,718
1,000 Maryland Transportation Authority, Passenger Facility Charge Revenue
Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport
Project, Series 2019, 5.000%, 6/01/32, (AMT)
6/29 at 100.00 A+ 1,073,000

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 1,000 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A, 5.000%, 7/01/39
7/31 at 100.00 Aa2 $ 1,111,060
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
70 5.000%, 8/01/26, (AMT) 3/23 at 100.00 B 70,030
340 5.000%, 8/01/31, (AMT) 3/23 at 100.00 B 340,309
1,260 Virginia Small Business Financing Authority, Revenue Bonds, Elizabeth
River Crossing OPCO, LLC Project, Refunding Senior Lien Series 2022,
3.000%, 1/01/41, (AMT)
1/32 at 100.00 BBB 950,368
Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B:
1,500 5.000%, 7/01/30 7/27 at 100.00 AA 1,623,990
1,390 5.000%, 7/01/37 7/27 at 100.00 AA 1,477,070
Total Transportation 26,156,496
U.S. Guaranteed - 6.3% (5)
565 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1998A, 5.000%, 7/01/28 - FGIC Insured, (ETM)
8/21 at 100.00 N/R 590,821
1,065 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 - AMBAC Insured,
(ETM)
8/21 at 100.00 N/R 1,110,113
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015:
1,000 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ 1,022,310
750 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 A+ 783,488
Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Peninsula Regional Medical Center Issue,
Refunding Series 2015:
1,340 5.000%, 7/01/33, (Pre-refunded 7/01/24) 7/24 at 100.00 A 1,370,793
1,250 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 A 1,278,725
3,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/26, (Pre-
refunded 7/01/24)
7/24 at 100.00 N/R 3,080,580
Maryland Stadium Authority, Revenue Bonds, Baltimore
City Public Schools Construction & Revitalization Program,
Series 2016:
1,000 5.000%, 5/01/35, (Pre-refunded 5/01/26) 5/26 at 100.00 AA 1,063,580
3,250 5.000%, 5/01/41, (Pre-refunded 5/01/26) 5/26 at 100.00 AA 3,456,635
1,500 Washington County County Commissioners, Maryland, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019B, 5.000%,
1/01/30, (Pre-refunded 1/01/29)
1/29 at 100.00 BBB+ 1,671,165
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
780 0.000%, 8/15/49, (Pre-refunded 8/15/25) 8/25 at 37.14 Aaa 265,808
Total U.S. Guaranteed 15,694,018
Utilities - 5.2%
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Refunding
Series 2022A, 5.250%, 7/01/47
7/32 at 100.00 Aa2 2,206,500
2,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A,
5.000%, 7/01/49
7/29 at 100.00 Aa2 2,116,300
2,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41
1/27 at 100.00 Aa3 2,082,000
2,150 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call BBB- 2,148,215
415 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 419,386

Nuveen Maryland Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2016:
$ 500 5.000%, 7/01/27 7/26 at 100.00 A- $ 514,655
500 5.000%, 1/01/46 7/26 at 100.00 A- 503,255
Guam Power Authority, Revenue Bonds, Refunding Series
2017A:
825 5.000%, 10/01/33 10/27 at 100.00 BBB 863,833
200 5.000%, 10/01/38 10/27 at 100.00 BBB 205,166
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
1,000 5.000%, 7/01/30, 144A No Opt. Call N/R 1,015,250
1,000 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R 965,800
70 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior
Lien Series 2008A, 6.125%, 7/01/24
No Opt. Call CCC 71,123
Total Utilities 13,111,483
Total Municipal Bonds (cost $259,989,011) 246,082,272
Shares Description (1) Value
X 226,597 COMMON STOCKS - 0.1%
X 226,597
Airlines - 0.1%
$ 14,180 American Airlines Group Inc (6),(7) $ 226,597
Total Airlines 226,597
Total Common Stocks (cost $425,978) 226,597
Total Long-Term Investments (cost $260,414,989) 246,308,869
Other Assets & Liabilities, Net - 1.3% 3,299,407
Net Assets - 100% $ 249,608,276
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 246,082,272 $ – $ 246,082,272
Common Stocks 226,597 – – 226,597
Total
$ 226,597 $ 246,082,272 $ – $ 246,308,869

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity

Nuveen Pennsylvania Municipal Bond Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.6%
X 422,060,742 MUNICIPAL BONDS - 93.1%
X 422,060,742
Consumer Staples - 0.3%
$ 1,345 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001,
5.375%, 3/01/31, (AMT)
No Opt. Call AA- $ 1,532,910
Total Consumer Staples 1,532,910
Education and Civic Organizations - 12.3%
2,500 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Carnegie Mellon University, Series 2020A, 5.000%,
2/01/30
No Opt. Call AA 2,861,250
1,205 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2016, 5.000%,
10/15/34
10/26 at 100.00 Baa3 1,217,002
480 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%,
10/15/37
10/27 at 100.00 Baa3 478,109
295 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,  Alvernia
University Project, Series 2020, 5.000%, 10/01/39
10/29 at 100.00 BB+ 278,769
2,600 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, George School Project, Series 2019, 3.000%, 9/15/49
9/29 at 100.00 AA- 1,908,556
1,205 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%,
3/15/36
3/27 at 100.00 BBB- 1,239,981
305 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 BBB- 303,798
785 Crawford County Industrial Development Authority, Pennsylvania, College
Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34
5/26 at 100.00 A- 723,534
330 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 Baa3 322,459
3,500 Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova
University, Series 2015, 5.000%, 8/01/45
8/25 at 100.00 AA- 3,586,345
1,430 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 BBB+ 1,142,313
Huntingdon County General Authority, Pennsylvania,
Revenue Bonds, Juniata College, Series 2016OO2:
290 3.125%, 5/01/34 5/26 at 100.00 BBB 255,455
210 3.250%, 5/01/36 5/26 at 100.00 BBB 179,691
355 3.500%, 5/01/41 5/26 at 100.00 BBB 288,327
1,095 Lackawanna County Industrial Development Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2017, 4.000%, 11/01/40
11/27 at 100.00 A- 993,395
1,000 Lancaster Higher Education Authority, Pennsylvania, College Revenue
Bonds, Harrisburg Area Community College Project, Series 2021,
5.000%, 10/01/27 - BAM Insured
No Opt. Call AA 1,075,860
1,800 Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania
College of Technology, Series 2016, 3.000%, 10/01/37
10/26 at 100.00 A 1,546,776
1,250 McCandless IDA, University Revenue Bonds, Pennsylvania, Series A and B
of 2022, La Roche University, 6.750%, 12/01/46
12/32 at 100.00 N/R 1,235,250
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Germantown Academy Project, Series 2021A, 4.000%,
10/01/41
10/26 at 100.00 BBB+ 852,000
1,060 Northampton County General Purpose Authority, Pennsylvania, Revenue
Bonds, Lafayette College, Refunding Series 2018, 4.000%, 11/01/38
11/28 at 100.00 Aa3 1,039,012
4,105 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2020A, 2.450%, 6/01/41, (AMT)
6/29 at 100.00 Aa2 3,368,194
1,515 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2021A, 2.625%, 6/01/42, (AMT)
6/30 at 100.00 Aa2 1,273,070

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, AICUP Financing Program-Mount
Aloysius College, Series 2016-004:
$ 630 2.625%, 11/01/31 5/26 at 100.00 BBB+ $ 533,377
690 3.000%, 11/01/42 5/26 at 100.00 BBB+ 477,169
1,000 5.000%, 11/01/46 5/26 at 100.00 BBB+ 979,030
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, Bryn Mawr College, Refunding Series
2014:
815 5.000%, 12/01/38 12/24 at 100.00 AA+ 828,480
670 5.000%, 12/01/44 12/24 at 100.00 AA+ 679,494
1,000 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn
Mawr College, Series 2019, 4.000%, 12/01/48
6/29 at 100.00 AA+ 959,950
825 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Drexel University, Refunding Series 2016, 4.000%, 5/01/36
5/26 at 100.00 A- 812,881
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, LaSalle University, Series 2012:
300 4.000%, 5/01/32 3/23 at 100.00 BB+ 263,376
1,060 5.000%, 5/01/42 3/23 at 100.00 BB+ 912,024
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of the Sciences in Philadelphia,
Series 2012:
185 4.000%, 11/01/39 3/23 at 100.00 N/R 169,663
1,200 5.000%, 11/01/42 3/23 at 100.00 N/R 1,200,204
1,380 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/36
11/25 at 100.00 N/R 1,414,252
2,350 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 4.000%, 7/15/51
7/31 at 100.00 A- 1,936,729
1,100 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 5.000%, 5/01/37
11/27 at 100.00 BB+ 999,845
2,020 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Josephs University Project, Refunding Series 2020A,
4.000%, 11/01/45
11/29 at 100.00 A- 1,774,348
2,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Josephs University Project, Series 2022, 5.500%, 11/01/60
11/32 at 100.00 A- 2,140,820
2,455 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Temple University, First Series 2015, 5.000%, 4/01/45
4/25 at 100.00 Aa3 2,478,126
910 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A
3/28 at 100.00 BB- 721,657
835 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37
5/26 at 100.00 A- 859,023
1,895 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 BB+ 1,687,137
5,010 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26
2/26 at 100.00 AA+ 5,169,719
2,090 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 BBB+ 1,823,400
Wilkes-Barre Finance Authority, Pennsylvania, Revenue
Bonds, University of Scranton, Series 2015A:
665 5.000%, 11/01/32 11/25 at 100.00 A- 692,418
260 5.000%, 11/01/33 11/25 at 100.00 A- 270,408
Total Education and Civic Organizations 55,952,676

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 17.1%
$ 10,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 4.000%, 4/01/44
4/28 at 100.00 A $ 9,144,000
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh
Medical Center, Series 2019A:
1,080 4.000%, 7/15/36 7/29 at 100.00 A 1,062,763
790 4.000%, 7/15/39 7/29 at 100.00 A 759,285
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
3,705 3.750%, 11/01/42 11/27 at 100.00 B 2,076,875
1,740 4.000%, 11/01/47 11/27 at 100.00 B 985,780
3,000 5.000%, 11/01/47 11/27 at 100.00 B 2,018,190
755 5.000%, 11/01/50 11/27 at 100.00 B 499,281
1,090 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2019, 4.000%, 8/15/50
8/28 at 100.00 A- 955,222
5,715 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 A- 3,858,768
2,150 Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/39
7/25 at 100.00 A 2,097,411
2,620 Central Bradford Progress Authority, Pennsylvania, Revenue Bonds,
Guthrie Health, Series 2021B, 4.000%, 12/01/51
12/31 at 100.00 A+ 2,335,730
Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line
Health System, Series 2017A:
975 4.000%, 10/01/36 10/27 at 100.00 AA- 967,141
1,000 4.000%, 10/01/37 10/27 at 100.00 AA- 980,960
3,825 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2020A,
4.000%, 9/01/50
9/30 at 100.00 AA- 3,401,343
1,610 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2019, 4.000%, 11/01/44
11/29 at 100.00 A+ 1,484,420
Dauphin County General Authority, Pennsylvania, Health
System Revenue Bonds, Pinnacle Health System Project,
Refunding Series 2016A:
605 3.000%, 6/01/33 6/26 at 100.00 A 566,020
585 5.000%, 6/01/35 6/26 at 100.00 A 605,370
1,525 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A, 5.000%, 7/01/49
7/29 at 100.00 B3 1,204,582
1,660 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 A- 1,690,229
1,485 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%,
6/01/41
6/24 at 100.00 AA- 1,498,514
1,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 5.000%,
2/15/45
2/27 at 100.00 AA- 1,017,970
4,485 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020A, 4.000%,
4/01/50
4/30 at 100.00 AA- 3,949,401
1,000 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 A+ 1,024,930
2,750 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46
8/26 at 100.00 AA 2,807,200
2,195 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 AA 2,255,889
1,845 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Refunding Series 2016A, 4.000%,
7/01/35
7/26 at 100.00 A+ 1,801,107

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,295 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 A+ $ 1,173,050
Lehigh County General Purpose Authority, Pennsylvania,
Revenue Bonds, Good Shepherd Group, Refunding Series
2016:
405 3.000%, 11/01/36 5/26 at 100.00 A- 338,276
3,435 4.000%, 11/01/46 5/26 at 100.00 A- 2,948,810
2,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Series 2021A, 4.000%, 11/01/41
11/31 at 100.00 A- 1,803,460
1,050 Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Pocono Medical Center, Series 2016, 5.000%, 7/01/41
7/26 at 100.00 A+ 1,058,337
1,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/48
9/28 at 100.00 A 1,013,550
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2019:
3,755 4.000%, 9/01/44 9/29 at 100.00 A 3,449,118
245 4.000%, 9/01/49 9/29 at 100.00 A 219,108
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2022B:
1,910 4.000%, 5/01/52 5/32 at 100.00 A 1,694,934
1,000 5.000%, 5/01/57 5/32 at 100.00 A 1,002,930
535 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2022A, 5.000%,
2/15/47
2/32 at 100.00 A 548,669
2,195 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50
3/25 at 100.00 A 2,218,728
2,500 Philadelphia Authority for Industrial Development, Pennsylvania, Hospital
Revenue Bonds, The Children's Hospital of Philadelphia, Series 2021A,
5.000%, 7/01/29
No Opt. Call AA 2,813,200
555 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 BBB 574,125
2,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 A+ 2,031,340
2,995 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 Aa3 3,073,649
700 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 Baa1 639,023
Total Health Care 77,648,688
Housing/Multifamily - 0.2%
650 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 A1 655,129
100 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 Baa3 97,213
186 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown -
Morrisville Project, Series 2005A, 5.625%, 7/01/35
3/23 at 100.00 Baa3 189,759
Total Housing/Multifamily 942,101
Housing/Single Family - 10.8%
660 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2015-117B, 3.900%, 10/01/35
10/24 at 100.00 AA+ 637,223
1,220 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 AA+ 1,166,588
3,600 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 AA+ 3,114,396

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family (continued)
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2016-121:
$ 1,485 3.100%, 10/01/36 10/25 at 100.00 AA+ $ 1,292,277
5,820 3.200%, 10/01/41 10/25 at 100.00 AA+ 4,760,236
1,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 AA+ 1,457,010
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.500%, 10/01/37
10/26 at 100.00 AA+ 1,858,680
180 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-125B, 3.700%, 10/01/47
4/27 at 100.00 AA+ 170,453
6,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-129, 3.350%, 10/01/45
10/28 at 100.00 AA+ 4,809,960
4,025 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 AA+ 2,938,089
6,605 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133, 2.500%, 10/01/45
10/29 at 100.00 AA+ 4,597,740
1,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2021-136, 2.550%, 10/01/51
10/30 at 100.00 AA+ 799,225
1,645 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2023-141A, 4.600%, 10/01/43
10/32 at 100.00 AA+ 1,633,321
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2021-134A:
5,210 1.850%, 4/01/36 10/29 at 100.00 AA+ 3,926,725
3,145 2.050%, 4/01/41 10/29 at 100.00 AA+ 2,126,083
2,430 2.100%, 10/01/43 10/29 at 100.00 AA+ 1,621,320
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2021-135A:
3,040 2.250%, 10/01/41 10/30 at 100.00 AA+ 2,121,525
3,935 2.375%, 10/01/46 10/30 at 100.00 AA+ 2,637,591
4,425 2.500%, 10/01/50 10/30 at 100.00 AA+ 2,899,747
2,250 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137, 2.600%, 4/01/46
4/31 at 100.00 AA+ 1,526,400
1,665 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-138A, 3.000%, 4/01/42
10/31 at 100.00 AA+ 1,296,869
1,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.150%, 10/01/42
4/32 at 100.00 AA+ 1,422,930
Total Housing/Single Family 48,814,388
Industrials - 0.9%
250 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A
6/30 at 100.00 N/R 224,367
250 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A
6/30 at 100.00 N/R 224,368
2,525 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 N/R 2,535,908
1,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Project, Series 2011,
2.150%, 7/01/41, (AMT), (Mandatory Put 7/01/24)
No Opt. Call A- 972,700
Total Industrials 3,957,343
Long-Term Care - 6.6%
1,510 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A,
5.000%, 5/15/42
5/27 at 100.00 BBB 1,397,414
1,600 Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018,
5.000%, 5/15/48
5/25 at 102.00 BBB 1,462,992
90 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/35
12/25 at 100.00 N/R 82,352

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care (continued)
$ 860 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 N/R $ 708,365
3,440 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2021A, 4.000%,
12/01/44
12/28 at 103.00 N/R 2,471,124
3,490 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 N/R 3,026,074
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
705 4.000%, 1/01/33 1/25 at 100.00 BBB+ 663,814
1,120 5.000%, 1/01/38 1/25 at 100.00 BBB+ 1,124,973
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
355 5.000%, 1/01/28 1/26 at 100.00 BBB+ 361,536
1,000 5.000%, 1/01/29 1/26 at 100.00 BBB+ 1,014,940
910 5.000%, 1/01/30 1/26 at 100.00 BBB+ 921,903
135 3.250%, 1/01/36 1/26 at 100.00 BBB+ 114,076
1,430 3.250%, 1/01/39 1/26 at 100.00 BBB+ 1,155,726
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
285 4.125%, 1/01/38 1/29 at 100.00 BBB+ 262,174
105 5.000%, 1/01/39 1/29 at 100.00 N/R 105,150
1,135 East Hempfield Township Industrial Development Authority, Pennsylvania,
Revenue Bonds, Willow Valley Communities Project, Refunding Series
2016, 5.000%, 12/01/39
12/25 at 100.00 A 1,160,208
340 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 A 344,991
Lancaster County Hospital Authority, Pennsylvania,
Health Center Revenue Bonds, Saint Anne's Retirement
Community, Inc., Series 2020:
610 5.000%, 3/01/45 3/27 at 102.00 BB+ 504,933
245 5.000%, 3/01/50 3/27 at 102.00 BB+ 196,936
Lancaster Industrial Development Authority, Pennsylvania,
Health Center Revenue Bonds, Landis Homes Retirement
Community Project, Refunding Series 2021:
875 4.000%, 7/01/51 7/26 at 103.00 BBB- 654,203
1,400 4.000%, 7/01/56 7/26 at 103.00 BBB- 1,017,156
2,000 Montgomery County Industrial Development Authority, Pennslyvania,
Revenue Bonds, Meadowood Senior Living Project, Series 2018A,
5.000%, 12/01/48
12/25 at 102.00 BBB 1,889,240
2,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2016, 5.000%, 11/15/36
11/26 at 100.00 A- 2,001,840
1,100 Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019, 5.000%,
11/01/49
11/26 at 103.00 BB 933,845
2,300 Pennsylvania Economic Development Finance Authority Revenue Bonds
Presbyterian Senior Living Project, Series 2021, 4.000%, 7/01/46
7/26 at 103.00 BBB+ 1,862,448
Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds,
Redstone Presbyterian SeniorCare Obligated Group,
Refunding Bonds, Series 2021:
2,655 4.000%, 5/15/41 5/28 at 103.00 N/R 2,073,980
3,345 4.000%, 5/15/47 5/28 at 103.00 N/R 2,425,259
Total Long-Term Care 29,937,652

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 18.4%
Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2014C-74:
$ 950 5.000%, 12/01/32 12/24 at 100.00 AA- $ 973,132
415 5.000%, 12/01/34 12/24 at 100.00 AA- 423,271
5,660 Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-
77, 5.000%, 11/01/43
11/28 at 100.00 AA- 6,040,409
Allentown City School District, Lehigh County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019C:
1,000 4.000%, 2/01/35 - BAM Insured 8/29 at 100.00 AA 1,022,840
750 4.000%, 2/01/36 - BAM Insured 8/29 at 100.00 AA 762,480
1,000 Bethel Park School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2022, 4.000%, 8/01/38
8/30 at 100.00 Aa2 1,002,680
Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Refunding Series 2016:
1,235 5.000%, 8/01/28 8/26 at 100.00 Aa2 1,307,272
1,050 4.000%, 8/01/31 8/26 at 100.00 Aa2 1,081,437
1,205 4.000%, 8/01/32 8/26 at 100.00 Aa2 1,240,415
1,180 4.000%, 8/01/33 8/26 at 100.00 Aa2 1,212,096
705 Boyertown Area School District, Berks and Montgomery Counties,
Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38
4/24 at 100.00 AA- 716,520
1,000 Cambria County, Pennsylvania, General Obligation Bonds, Notes Series
2020B, 4.000%, 8/01/33 - AGM Insured
8/27 at 100.00 AA 1,034,640
1,675 Canon-McMillan School District, Washington County, Pennsylvania,
General Obligation Bonds, Series 2014D, 5.000%, 12/15/38 - BAM
Insured
12/24 at 100.00 AA 1,702,839
2,720 Chambersburg Area School District, Franklin County, Pennsylvania,
General Obligation Bonds, Series 2019, 4.000%, 3/01/29
3/27 at 100.00 Aa3 2,843,515
3,125 Chichester School District, Delaware County, Pennsylvania, General
Obligation Bonds, Series 1999, 0.000%, 3/01/26 - FGIC Insured
No Opt. Call Aa3 2,809,031
Coatesville Area School District, Chester County,
Pennsylvania, General Obligation Bonds, Series 2020A:
4,000 0.000%, 10/01/35 - BAM Insured 10/30 at 81.91 AA 2,308,680
1,950 0.000%, 10/01/37 - BAM Insured 10/30 at 75.27 AA 973,927
4,005 Colonial School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2020, 5.000%, 2/15/44
2/27 at 100.00 Aaa 4,235,408
805 Connellsville Area School District, Fayette County, Pennsylvania, General
Obligation Bonds, Series 2019, 3.125%, 8/15/39
8/26 at 100.00 AA 698,917
2,630 Dallas School District, Luzerne County, Pennsylvania, General Obligation
Bonds, Series 2019, 5.000%, 10/15/33 - AGM Insured
10/29 at 100.00 AA 3,002,829
2,050 Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2020B, 5.000%, 11/01/24
No Opt. Call A+ 2,108,384
845 Fayette County, Pennsylvania, General Obligation Bonds, Notes Series
2021A, 2.000%, 11/15/43 - AGM Insured
11/30 at 100.00 AA 531,725
580 Gateway School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2021, 3.000%, 10/15/35 - BAM Insured
10/31 at 100.00 AA 520,364
1,635 Girard School District, Erie County, Pennsylvania, General Obligation
Bonds, Series 1999B, 0.000%, 11/15/28 - FGIC Insured
No Opt. Call Baa2 1,325,118
2,240 Lehighton Area School District, Carbon County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 - BAM
Insured
11/23 at 100.00 AA 2,266,029
4,875 McKeesport Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 1997D, 0.000%, 10/01/24 - NPFG Insured
No Opt. Call A2 4,579,624
3,000 Montgomery County, Pennsylvania, General Obligation Bonds, Series
2022, 5.000%, 7/01/36
7/32 at 100.00 Aaa 3,476,460
Norristown Area School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2016:
1,025 4.000%, 9/01/31 - AGM Insured 9/26 at 100.00 AA 1,058,343
1,020 4.000%, 9/01/33 - AGM Insured 9/26 at 100.00 AA 1,051,498
North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Limited Tax
Series 2019:
1,020 4.000%, 5/01/34 5/29 at 100.00 AA 1,062,952
230 4.000%, 5/01/44 5/29 at 100.00 AA 220,179

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Penn Manor School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2019A:
$ 1,510 4.000%, 3/01/33 9/27 at 100.00 AA $ 1,569,540
1,860 4.000%, 3/01/34 9/27 at 100.00 AA 1,929,787
1,350 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Insured Series
2013C, 5.500%, 1/01/30 - AGM Insured
1/24 at 100.00 AA 1,371,317
3,440 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2007A, 5.000%, 6/01/34 - NPFG Insured
No Opt. Call A1 3,984,621
5,000 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46
9/31 at 100.00 A1 4,538,050
895 Philadelphia, Pennsylvania, General Obligation Bonds, Series 2021A,
4.000%, 5/01/42
5/31 at 100.00 A 835,008
3,545 Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2022, 5.000%,
9/01/40
9/30 at 100.00 AA- 3,802,225
760 Rostraver Township, Westmoreland County, Pennsylvania, General
Obligation Bonds, Series 2018, 3.500%, 9/01/34 - AGM Insured
9/25 at 100.00 AA 750,705
1,285 Scranton, Lackawanna County, Pennsylvania, General Obligation Notes,
Series 2016, 5.000%, 11/15/32
5/24 at 100.00 BB+ 1,285,231
2,000 State College Area School District, Centre County, Pennsylvania, General
Obligation Bonds, Series 2015, 5.000%, 3/15/40
3/25 at 100.00 Aa1 2,043,600
60 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 BB+ 59,061
1,000 Township of Upper Marion General Obligation Bonds, Series of 2022,
4.000%, 12/01/47
12/27 at 100.00 Aaa 975,760
1,000 Upper Dublin School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2021A, 4.000%, 9/15/37
3/29 at 100.00 Aa3 1,005,850
1,365 Upper Saint Clair Township School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2018, 5.000%, 10/01/41
10/24 at 100.00 AA 1,397,583
Upper Saint Clair Township School District, Allegheny
County, Pennsylvania, General Obligation Bonds, Series
2020:
1,090 3.000%, 10/01/29 10/28 at 100.00 AA 1,087,765
1,100 3.000%, 10/01/30 10/28 at 100.00 AA 1,086,052
1,010 West Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2021B, 2.000%, 9/01/26
No Opt. Call Aa2 960,076
1,000 West Mifflin Area School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2019, 3.000%, 4/01/34 - BAM
Insured
10/29 at 100.00 AA 932,390
Total Tax Obligation/General 83,207,635
Tax Obligation/Limited - 3.9%
115 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 N/R 116,467
100 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 Ba3 101,352
1,000 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate
Series 2022, 5.250%, 5/01/42, 144A
5/32 at 100.00 N/R 972,840
505 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 Ba3 490,532
100 Chester County Industrial Development Authority, Pennsylvania, Special
Obligation Bonds, Woodlands at Greystone Project, Series 2018,
5.000%, 3/01/38, 144A
3/28 at 100.00 N/R 96,515
1,080 Commonwealth Financing Authority, Pennsylvania, Revenue Bonds,
Refunding Series 2019B, 5.000%, 6/01/30
No Opt. Call A1 1,220,303

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
$ 500 5.000%, 6/01/31 6/28 at 100.00 A1 $ 537,815
3,170 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 AA 3,087,041
528 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 N/R 517,862
Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A:
1,500 0.000%, 12/01/37 (4) 12/26 at 100.00 AA- 1,545,240
1,000 4.900%, 12/01/44 12/26 at 100.00 AA- 1,023,600
2,080 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 A2 2,136,534
2,060 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors
Program, Refunding Series 2016A, 5.000%, 12/01/30
12/25 at 100.00 A 2,139,825
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
171 0.000%, 7/01/51 7/28 at 30.01 N/R 32,264
864 4.750%, 7/01/53 7/28 at 100.00 N/R 774,472
2,022 5.000%, 7/01/58 7/28 at 100.00 N/R 1,876,012
660 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58
7/28 at 100.00 N/R 589,948
530 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%,
7/01/35
1/28 at 100.00 BB 515,701
Total Tax Obligation/Limited 17,774,323
Transportation - 7.9%
4,310 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/56, (AMT)
1/31 at 100.00 A2 4,382,623
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds,
Refunding Series 2015:
1,040 4.000%, 7/01/34 - BAM Insured 7/25 at 100.00 AA 1,061,538
2,455 4.000%, 7/01/35 - BAM Insured 7/25 at 100.00 AA 2,499,215
1,070 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%,
7/01/47
7/27 at 100.00 A1 1,104,047
2,710 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/38
1/29 at 100.00 A+ 2,923,982
1,850 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%,
1/01/44 - AGM Insured
1/24 at 100.00 AA 1,867,279
2,675 Pennsylvania Economic Development Financing Authority, Private Activity
Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series
2015, 5.000%, 6/30/42, (AMT)
6/26 at 100.00 BBB 2,594,536
4,865 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 A+ 5,482,758
1,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2, 5.000%, 6/01/39
6/26 at 100.00 A 1,031,830
1,680 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/44
12/24 at 100.00 AA- 1,708,795
5,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 AA- 5,097,500
2,645 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 AA 2,922,937
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2017B-1:
585 5.000%, 6/01/31 6/27 at 100.00 A 624,745
620 5.000%, 6/01/33 6/27 at 100.00 A 660,969

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 1,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 A+ $ 907,900
70 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017A, 3.000%, 7/01/34 - AGM Insured
7/27 at 100.00 AA 65,623
1,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020A, 4.000%, 7/01/35
7/30 at 100.00 A2 1,013,960
Total Transportation 35,950,237
U.S. Guaranteed - 5.8% (5)
1,025 Bristol Township School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2013, 5.250%, 6/01/43, (Pre-refunded 6/01/23)
6/23 at 100.00 A1 1,030,064
Centre County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Mount Nittany Medical Center Project,
Series 2016A:
295 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 A+ 309,812
680 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 A+ 714,143
2,030 Cheltenham Township School District, Montgomery County, Pennsylvania,
General Obligation Bonds, Series 2016B, 5.000%, 2/15/37, (Pre-
refunded 8/15/24)
8/24 at 100.00 AA- 2,085,500
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
960 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 974,055
335 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 339,904
915 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 944,536
220 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 N/R 227,102
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
625 3.250%, 1/01/39, (Pre-refunded 1/01/26) 1/26 at 100.00 N/R 627,450
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
570 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R 635,043
70 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 N/R 77,987
485 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/46, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 495,825
255 Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39, (Pre-
refunded 6/01/23)
6/23 at 100.00 N/R 256,617
Lancaster Industrial Development Authority, Pennsylvania,
Revenue Bonds, Garden Spot Village Project, Series 2013:
280 5.375%, 5/01/28, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R 280,991
430 5.750%, 5/01/35, (Pre-refunded 5/01/23) 5/23 at 100.00 N/R 431,785
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
2,565 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 2,603,013
3,230 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 N/R 3,345,020
1,110 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Philadelphia University, Refunding Series 2013, 5.000%, 6/01/32, (Pre-
refunded 6/01/23)
6/23 at 100.00 N/R 1,114,529
485 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2013A, 5.500%, 7/15/38, (Pre-refunded
7/15/23)
7/23 at 100.00 N/R 489,045
1,660 Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series
2014A, 5.000%, 7/15/38, (Pre-refunded 1/15/24)
1/24 at 100.00 A 1,686,826
5,140 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2015A, 5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 A+ 5,268,243

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
$ 2,270 Southcentral Pennsylvania General Authority, Revenue Bonds, WellSpan
Health Obligated Group, Series 2014A, 5.000%, 6/01/44, (Pre-refunded
6/01/24)
6/24 at 100.00 Aa3 $ 2,318,691
Total U.S. Guaranteed 26,256,181
Utilities - 8.9%
Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Refunding Series 2015:
1,840 5.000%, 12/01/40 12/25 at 100.00 AA- 1,898,144
1,365 5.000%, 12/01/45 12/25 at 100.00 AA- 1,406,687
835 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2022, 5.000%, 6/01/53
6/32 at 100.00 AA- 882,495
50 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call BBB- 49,959
3,475 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (6)
No Opt. Call N/R 4,344
2,270 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (6)
No Opt. Call N/R 2,838
1,450 Bucks County Water and Sewer Authority, Pennsylvania, Sewer System
Revenue Bonds, Series 2022A, 5.250%, 12/01/47 - AGM Insured
12/32 at 100.00 AA 1,594,101
605 Bucks County Water and Sewer Authority, Pennsylvania, Water System
Revenue Bonds, Series 2021, 2.250%, 12/01/44 - AGM Insured
12/30 at 100.00 AA 397,642
410 Delaware County Regional Water Quality Control Authority, Pennsylvania,
Sewer Revenue Bonds, Series 2015, 5.000%, 5/01/40
5/25 at 100.00 Aa3 420,143
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
1,875 5.125%, 12/01/47 12/23 at 100.00 A 1,808,006
1,325 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 1,193,560
4,305 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor.,
Series 2006A, 2.550%, 11/01/41 (6)
No Opt. Call N/R 5,381
2,265 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019A, 3.000%, 10/01/36, (AMT)
10/29 at 100.00 A- 1,967,198
4,060 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019B, 3.100%, 11/01/38, (AMT)
11/29 at 100.00 A- 3,461,881
10,450 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series 2019,
3.000%, 4/01/39
10/29 at 100.00 A+ 8,691,683
2,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47
8/27 at 100.00 A 2,048,600
3,165 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 AA 3,333,695
2,215 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/30
8/25 at 100.00 A 2,291,860
2,100 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2019B, 5.000%, 11/01/54
11/29 at 100.00 A+ 2,185,638
1,500 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding First Lien Series 2017C, 4.070%,
9/01/40 - AGM Insured, (Mandatory Put 12/01/23) (SIFMA reference rate
+ 0.650% spread) (7)
6/23 at 100.00 AA 1,500,675
965 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, Refunding Subordinate Series 2019B, 4.000%,
9/01/34 - AGM Insured
9/29 at 100.00 AA 995,021
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 1,015,250

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 565 University Area Joint Authority, Centre County, Pennsylvania, Sewer
Revenue Bonds, Series 2021, 3.000%, 11/01/35 - BAM Insured
11/26 at 100.00 AA $ 516,862
1,000 Upper Allegheny Joint Sanitary Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2019A, 3.000%, 9/01/44 - AGM
Insured
9/29 at 100.00 AA 776,350
1,615 Williamsport Sanitary Authority, Lycoming County, Pennsylvania, Sewer
Revenue Bonds, Series 2021., 5.000%, 1/01/24 - BAM Insured
No Opt. Call AA 1,638,595
Total Utilities 40,086,608
Total Municipal Bonds (cost $470,323,704) 422,060,742
Shares Description (1) Value
X 24,821,622 COMMON STOCKS - 5.5%
X 24,821,622
Independent Power And Renewable Electricity Producers - 5.5%
$ 324,114 Energy Harbor Corp (8),(9) $ 24,821,622
Total Independent Power And Renewable Electricity Producers 24,821,622
Total Common Stocks (cost $9,068,453) 24,821,622
Total Long-Term Investments (cost $479,392,157) 446,882,364
Other Assets & Liabilities, Net - 1.4%(10) 6,492,668
Net Assets - 100% $ 453,375,032
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (29) 6/23 $ (3,243,117) $ (3,238,031) $ 5,086
U.S. Treasury Long Bond (22) 6/23 (2,769,887) (2,754,813) 15,074
Total $(6,013,004) $(5,992,844) $20,160

Nuveen Pennsylvania Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 422,060,742 $ – $ 422,060,742
Common Stocks – 24,821,622 – 24,821,622
Investments in Derivatives:
Futures Contracts* 20,160 – – 20,160
Total
$ 20,160 $ 446,882,364 $ – $ 446,902,524
* Represents net unrealized appreciation (depreciation).
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Pennsylvania Economic Development Financing Authority, Exempt Facilities
Revenue Bonds, Shipping port Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41. Various funds and accounts managed by
Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not currently satisfied)
and are effectively illiquid. The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6,
2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the second half of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity. The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(9) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(10) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the
Statement of Assets and Liabilities, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
SIFMA Securities Industry and Financial Market Association

Nuveen Virginia Municipal Bond Fund
Portfolio of Investments February 28, 2023
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 98.3%
X 477,407,249 MUNICIPAL BONDS - 98.2%
X 477,407,249
Consumer Staples - 2.7%
Guam Economic Development & Commerce Authority,
Tobacco Settlement Asset-Backed Bonds, Series 2007A:
$ 255 5.250%, 6/01/32 3/23 at 100.00 N/R $ 244,020
600 5.625%, 6/01/47 3/23 at 100.00 N/R 549,270
7,655 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
3/23 at 100.00 B- 7,145,100
5,155 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds, Series 2007B2, 5.200%, 6/01/46
3/23 at 100.00 B- 5,032,260
Total Consumer Staples 12,970,650
Education and Civic Organizations - 10.5%
1,685 Alexandria Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Episcopal High School, Series 2017, 4.000%,
1/01/40
1/27 at 100.00 A1 1,640,128
College of William and Mary, Virginia, General Pledge
Revenue Bonds, Series 2020A:
375 5.000%, 2/15/32 2/30 at 100.00 AA 428,430
370 5.000%, 2/15/33 2/30 at 100.00 AA 422,307
1,500 Farmville Industrial Development Authority, Virginia, Educational Facilities
Revenue Bonds, Convocation Center Project, Series 2021, 5.375%,
7/01/53 - AGM Insured, (Mandatory Put 7/01/43)
7/28 at 103.00 AA 1,570,200
1,455 Industrial Development Authority of the City of Lexington, Virginia,
Washington and Lee University, Educational Facility Revenue Bonds,
Refunding Series 2018A, 5.000%, 1/01/48
1/28 at 100.00 AA 1,549,997
1,500 Loudoun County Industrial Development Authority, Virginia, Multi-Modal
Revenue Bonds, Howard Hughes Medical Institute, Series 2022A,
4.000%, 10/01/52
10/32 at 100.00 AAA 1,424,070
2,000 Madison County Industrial Development Authority, Virginia, Educational
Facilities Revenue Bonds, Woodberry Forest School, Series 2021,
3.000%, 10/01/50
10/30 at 100.00 Aa1 1,515,220
500 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2017A, 4.000%,
6/01/37
6/27 at 100.00 Aa2 501,815
2,000 Montgomery County Economic Development Authority, Virginia, Revenue
Bonds, Virginia Tech Foundation, Refunding Series 2019A, 4.000%,
6/01/34
6/29 at 100.00 Aa2 2,082,340
750 Roanoke Economic Development Authority, Virginia, Educational Facilities
Revenue Bonds, Lynchburg College, Series 2018A, 5.000%, 9/01/43
9/28 at 100.00 BBB+ 756,675
2,500 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Green Series 2015A-2, 5.000%, 4/01/45
4/25 at 100.00 AAA 2,564,500
8,855 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/39
4/27 at 100.00 AAA 9,455,103
5,000 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Refunding Series 2017B, 5.000%, 4/01/46
4/27 at 100.00 AAA 5,285,900
5,000 The Rector and Visitors of the University of Virginia, General Pledge
Revenue Bonds, Series 2019B, 5.000%, 9/01/49
9/29 at 100.00 AAA 5,416,850
1,000 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Marymount University Project, Green Series 2015B, 5.000%, 7/01/45,
144A
7/25 at 100.00 BB+ 953,370
Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A:
3,000 5.000%, 7/01/35, 144A 7/25 at 100.00 BB+ 3,009,600
4,465 5.000%, 7/01/45, 144A 7/25 at 100.00 BB+ 4,256,797
5,025 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Public Higher Education Financing Program, Series 2023A, 5.000%,
9/01/36
9/32 at 100.00 AA+ 5,730,158

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 1,575 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 1998, 5.250%, 1/01/31 - NPFG
Insured
No Opt. Call AAA $ 1,728,689
525 Virginia Commonwealth University, General Pledge Revenue Bonds,
Refunding Series 2018A, 5.000%, 11/01/38
11/28 at 100.00 AA- 569,027
Total Education and Civic Organizations 50,861,176
Health Care - 15.3%
Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center,
Series 2020:
1,200 5.000%, 7/01/31 7/30 at 100.00 AA- 1,338,948
1,050 5.000%, 7/01/32 7/30 at 100.00 AA- 1,170,288
1,000 5.000%, 7/01/33 7/30 at 100.00 AA- 1,111,710
325 5.000%, 7/01/37 7/30 at 100.00 AA- 349,518
1,195 4.000%, 7/01/38 7/30 at 100.00 AA- 1,162,771
2,075 4.000%, 7/01/45 7/30 at 100.00 AA- 1,934,024
Chesapeake Hospital Authority, Virginia, Hospital Facility
Revenue Bonds, Chesapeake Regional Medical Center,
Series 2019:
2,030 5.000%, 7/01/30 7/29 at 100.00 A 2,222,992
1,000 4.000%, 7/01/39 7/29 at 100.00 A 968,010
1,920 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 A- 1,727,558
3,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Refunding Series 2022, 4.000%,
5/15/44
5/32 at 100.00 AA+ 2,855,100
2,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2014A, 5.000%, 5/15/44
5/24 at 100.00 AA+ 2,014,920
2,000 Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48
5/28 at 100.00 AA+ 1,873,800
110 Fairfax County Industrial Development Authority, Virginia, Hospital
Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%,
8/15/23
No Opt. Call AA+ 110,868
3,000 Front Royal and Warren County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated Group, Series
2018, 4.000%, 1/01/50
1/25 at 103.00 A+ 2,721,210
3,500 Industrial Development Authority of the City of Newport News, Virginia,
Health System Revenue Bonds, Riverside Health System, Series 2015A,
5.330%, 7/01/45, 144A
7/25 at 100.00 N/R 3,531,920
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2017A:
180 5.000%, 1/01/32 1/27 at 100.00 A- 189,308
2,000 5.000%, 1/01/47 1/27 at 100.00 A- 2,031,360
Lynchburg Economic Development Authority, Virginia,
Hospital Revenue Bonds, Centra Health Obligated Group,
Refunding Series 2021:
2,850 4.000%, 1/01/47 1/32 at 100.00 A- 2,580,533
3,000 3.000%, 1/01/51 1/32 at 100.00 A- 2,105,310
1,000 Norfolk Economic Development Authority, Virginia, Hospital Facility
Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B,
4.000%, 11/01/48
11/28 at 100.00 AA 945,090
5,000 Roanoke Economic Development Authority, Virginia, Hospital Revenue
Bonds, Carilion Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51
7/30 at 100.00 AA- 4,669,350
Stafford County Economic Development Authority, Virginia,
Hospital Facilities Revenue Bonds, Mary Washington
Healthcare Obligated Group, Refunding Series 2016:
1,000 5.000%, 6/15/32 6/26 at 100.00 A 1,037,280
1,800 5.000%, 6/15/35 6/26 at 100.00 A 1,851,822
1,600 5.000%, 6/15/36 6/26 at 100.00 A 1,638,400
1,360 4.000%, 6/15/37 6/26 at 100.00 A 1,296,665

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 6,500 Virginia Commonwealth University Health System Authority, General
Revenue Bonds, Series 2017B, 5.000%, 7/01/46
7/27 at 100.00 AA- $ 6,620,055
9,160 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2020A, 4.000%, 12/01/49
6/30 at 100.00 AA- 8,342,836
5,000 Virginia Small Business Finance Authority, Healthcare Facilities Revenue
Bonds, Bon Secours Mercy Health, Inc., Series 2022A, 5.000%, 10/01/41
10/32 at 100.00 AA- 5,313,750
Virginia Small Business Finance Authority, Healthcare
Facilities Revenue Bonds, Sentara Healthcare, Refunding
Series 2020:
4,000 4.000%, 11/01/38 11/29 at 100.00 AA 3,962,760
1,150 4.000%, 11/01/39 11/29 at 100.00 AA 1,130,197
Winchester Economic Development Authority, Virginia,
Hospital Revenue Bonds, Valley Health System Obligated
Group, Refunding Series 2015:
1,250 5.000%, 1/01/32 1/26 at 100.00 A+ 1,306,463
1,230 5.000%, 1/01/34 1/26 at 100.00 A+ 1,279,815
2,000 4.000%, 1/01/37 1/26 at 100.00 A+ 2,001,880
1,215 5.000%, 1/01/44 1/26 at 100.00 A+ 1,231,524
Total Health Care 74,628,035
Housing/Multifamily - 3.9%
560 Fairfax County Redevelopment and Housing Authority, Virginia, FHA-
Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little
River Glen, Series 1996, 6.100%, 9/01/26
3/23 at 100.00 AA 561,226
795 Richmond Redevelopment and Housing Authority, Virginia, Multi-Family
Housing Revenue Bonds, American Tobacco Apartments, Series 2017,
5.550%, 1/01/37, 144A
1/27 at 100.00 N/R 713,306
Virginia Housing Development Authority, Rental Housing
Bonds, Series 2015A:
1,510 3.500%, 3/01/35 3/24 at 100.00 AA+ 1,462,480
1,790 3.625%, 3/01/39 3/24 at 100.00 AA+ 1,646,639
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015C, 4.000%, 8/01/45
8/24 at 100.00 AA+ 939,550
2,585 Virginia Housing Development Authority, Rental Housing Bonds, Series
2015E, 3.750%, 12/01/40
12/24 at 100.00 AA+ 2,365,818
1,500 Virginia Housing Development Authority, Rental Housing Bonds, Series
2016B, 3.350%, 5/01/36
5/25 at 100.00 AA+ 1,401,570
1,710 Virginia Housing Development Authority, Rental Housing Bonds, Series
2017A, 3.875%, 3/01/47
3/26 at 100.00 AA+ 1,497,669
3,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2019A, 3.600%, 9/01/39
3/28 at 100.00 AA+ 2,719,320
1,250 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020E, 2.300%, 7/01/40
7/29 at 100.00 AA+ 897,563
1,745 Virginia Housing Development Authority, Rental Housing Bonds, Series
2020G, 2.200%, 9/01/40
9/29 at 100.00 AA+ 1,254,707
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021B, 2.400%, 3/01/46
3/30 at 100.00 AA+ 1,363,260
2,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2021K, 2.375%, 12/01/41
12/30 at 100.00 AA+ 1,383,780
1,000 Virginia Housing Development Authority, Rental Housing Bonds, Series
2022F, 5.000%, 10/01/52
10/31 at 100.00 AA+ 1,015,710
Total Housing/Multifamily 19,222,598
Industrials - 0.8%
4,350 Amelia County Industrial Development Authority, Virginia, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series 2002, 1.450%,
4/01/27, (AMT)
No Opt. Call A- 3,870,847
Total Industrials 3,870,847

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Long-Term Care - 3.1%
$ 2,800 Albemarle County, VA, Residential Care Facility Revenue
Bonds,  Westminster-Canterbury of the Blue Ridge, Refunding Series
2022A, 4.000%, 6/01/49
6/29 at 103.00 BBB+ $ 2,263,240
Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster
Canterbury of Richmond, Refunding Series 2020:
1,650 4.000%, 10/01/31 10/26 at 103.00 A- 1,678,776
1,000 4.000%, 10/01/50 10/26 at 103.00 A- 902,900
1,000 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Refunding
Series 2021A, 4.000%, 12/01/50
12/27 at 103.00 N/R 721,690
625 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, WindsorMeade, Series 2021A, 4.000%,
6/01/41
6/27 at 103.00 N/R 477,663
1,000 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2016, 4.000%, 1/01/37
1/25 at 102.00 BBB- 873,630
1,000 Lexington Industrial Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Kendal at Lexington Retirement Community Inc.,
Refunding Series 2022. Forward Delivery, 4.000%, 1/01/48
1/29 at 103.00 BBB- 763,540
3,300 Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk
Retirement Community, Inc., Harbor's Edge Project, Series 2019A,
5.250%, 1/01/54
1/24 at 104.00 N/R 2,653,860
1,500 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake Ridge,
Refunding Series 2016, 5.000%, 1/01/46
1/25 at 102.00 BB 1,220,310
Suffolk Economic Development Authority, Virginia,
Retirement Facilities First Mortgage Revenue Bonds, Lake
Prince Center, Inc./United Church Homes and Services
Obligated Group, Refunding Series 2016:
2,110 5.000%, 9/01/26 9/24 at 102.00 N/R 2,084,068
500 5.000%, 9/01/31 9/24 at 102.00 N/R 475,390
1,025 Virginia Small Business Financing Authority, Revenue Bonds, National
Senior Campuses Inc Obligated Group, Series 2020A, 4.000%, 1/01/45
7/27 at 103.00 A 896,147
Total Long-Term Care 15,011,214
Tax Obligation/General - 5.7%
4,600 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 0.000%, 8/01/32
No Opt. Call AA 3,222,070
3,000 Fairfax County, Virginia, General Obligation Bonds, Public Improvement
Series 2023A, 5.000%, 10/01/32
4/32 at 100.00 AAA 3,577,470
3,465 Loudoun County, Virginia, General Obligation Bonds, Public Improvement
Series 2017A, 5.000%, 12/01/25
No Opt. Call AAA 3,657,897
1,250 Norfolk, Virginia, General Obligation Bonds, Capital Improvement
Refunding Series 2016A, 5.000%, 10/01/28
10/26 at 100.00 AAA 1,332,475
6,715 Patterson Joint Unified School District, Stanislaus County, California,
General Obligation Bonds, 2008 Election Series 2009B, 0.000%,
8/01/45 - AGM Insured
No Opt. Call AA 2,330,978
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
2,920 5.625%, 7/01/29 No Opt. Call N/R 3,046,252
4,500 0.000%, 7/01/33 7/31 at 89.94 N/R 2,563,965
1,000 4.000%, 7/01/33 7/31 at 103.00 N/R 896,060
2,000 4.000%, 7/01/41 7/31 at 103.00 N/R 1,652,120
370 Richmond, Virginia, General Obligation Bonds, Refunding & Public
Improvement Series 2017D, 5.000%, 3/01/32
No Opt. Call AA+ 438,021
2,710 Virginia State, General Obligation Bonds, Series 2020A, 4.000%, 6/01/30 No Opt. Call AAA 2,941,868
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
7,110 0.000%, 8/15/48 8/25 at 38.79 Aaa 2,106,337
Total Tax Obligation/General 27,765,513

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 16.9%
Arlington County Industrial Development Authority, Virginia,
Revenue Bonds, Refunding County Projects, Series 2017:
$ 1,485 5.000%, 2/15/34 8/27 at 100.00 Aa1 $ 1,631,213
1,000 5.000%, 2/15/35 8/27 at 100.00 Aa1 1,093,460
925 5.000%, 2/15/36 8/27 at 100.00 Aa1 1,005,466
1,000 Dulles Town Center Community Development Authority, Loudon County,
Virginia Special Assessment Refunding Bonds, Dulles Town Center
Project, Series 2012, 4.250%, 3/01/26
3/23 at 100.00 N/R 966,150
1,000 Fairfax County Economic Development Authority, Virginia, Revenue
Bonds, Metrorail Parking System Project, Series 2017, 5.000%, 4/01/37
4/27 at 100.00 AA+ 1,065,380
1,675 Farms of New Kent Community Development Authority, Virginia, Special
Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A
3/31 at 100.00 N/R 1,553,780
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
3,000 5.000%, 11/15/33 11/25 at 100.00 BB 3,061,620
1,000 5.000%, 11/15/35 11/25 at 100.00 BB 1,013,400
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,000 5.000%, 12/01/30 12/26 at 100.00 BB 1,031,640
1,000 5.000%, 12/01/34 12/26 at 100.00 BB 1,023,560
Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation
Fund, Senior Lien Series 2020A:
4,000 5.000%, 7/01/50 7/30 at 100.00 AA 4,302,640
2,000 5.250%, 7/01/60 7/30 at 100.00 AA 2,177,400
Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue
Bonds, Senior Lien Series 2018A:
4,350 5.000%, 7/01/48 1/28 at 100.00 AA+ 4,578,679
3,000 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien
Series 2022A, 4.000%, 7/01/52
7/32 at 100.00 AA 2,780,700
3,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/51 -
AGM Insured
11/31 at 37.76 AA 712,680
910 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 N/R 849,048
765 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/30
No Opt. Call N/R 790,276
Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series
2018:
365 4.500%, 9/01/28, 144A 9/27 at 100.00 N/R 353,809
800 5.000%, 9/01/37, 144A 9/27 at 100.00 N/R 748,984
2,185 5.000%, 9/01/45, 144A 9/27 at 100.00 N/R 1,924,483
2,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 N/R 1,855,000
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
33 0.000%, 7/01/24 No Opt. Call N/R 31,109
81 0.000%, 7/01/27 No Opt. Call N/R 66,397
317 0.000%, 7/01/29 7/28 at 98.64 N/R 235,109
210 0.000%, 7/01/31 7/28 at 91.88 N/R 139,963
432 0.000%, 7/01/33 7/28 at 86.06 N/R 258,064
3,247 0.000%, 7/01/51 7/28 at 30.01 N/R 612,644
2,000 4.750%, 7/01/53 7/28 at 100.00 N/R 1,792,760
10,615 5.000%, 7/01/58 7/28 at 100.00 N/R 9,848,597
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
2,180 4.329%, 7/01/40 7/28 at 100.00 N/R 1,980,966
61 4.536%, 7/01/53 7/28 at 100.00 N/R 52,751
31 4.784%, 7/01/58 7/28 at 100.00 N/R 27,710

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Virgin Islands Public Finance Authority, Federal Highway
Grant Anticipation Loan Note Revenue Bonds, Series
2015:
$ 500 5.000%, 9/01/23, 144A No Opt. Call A $ 502,205
1,000 5.000%, 9/01/30, 144A 9/25 at 100.00 A 1,018,290
1,000 5.000%, 9/01/33, 144A 9/25 at 100.00 A 1,020,370
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/28 - FGIC Insured
3/23 at 100.00 Baa2 1,011,500
2,240 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured, 144A
10/24 at 100.00 AA 2,272,816
Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment
Programs, Refunding Series 2017E:
1,000 5.000%, 2/01/30 2/28 at 100.00 AA+ 1,099,120
2,000 5.000%, 2/01/32 2/28 at 100.00 AA+ 2,199,220
3,500 Virginia Commonwealth Transportation Board, Federal Transportation
Grant Anticipation Revenue Notes, Series 2016, 5.000%, 9/15/30
9/26 at 100.00 AA+ 3,719,310
2,900 Virginia Commonwealth Transportation Board, Federal Transportation
Grant Anticipation Revenue Notes, Series 2020, 5.000%, 3/15/33
9/30 at 100.00 AA+ 3,348,833
695 Virginia Gateway Community Development Authority, Prince William
County, Virginia, Special Assessment Refunding Bonds, Series 2012,
5.000%, 3/01/25
3/23 at 100.00 N/R 694,639
2,000 Virginia Public Building Authority, Public Facilities Revenue Bonds, Series
2019B, 4.000%, 8/01/38, (AMT)
8/29 at 100.00 AA+ 1,999,800
2,000 Virginia Public School Authority, School Financing Bonds, 1997 Resolution,
Series 2015A, 5.000%, 8/01/26
8/25 at 100.00 AA+ 2,094,920
25 Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled
Financing Program, Series 2012A, 5.000%, 11/01/42
3/23 at 100.00 AAA 25,026
345 Virginia Small Business Financing Authority, Tourism Development
Financing Program Revenue Bonds, Virginia Beach Oceanfront South
Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A
10/30 at 120.40 N/R 354,712
3,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2017, 4.000%, 5/15/42
5/27 at 100.00 AA+ 2,956,740
3,000 Virginia Transportation Board, Transportation Revenue Bonds, Capital
Projects, Series 2019, 5.000%, 5/15/32
5/29 at 100.00 AA+ 3,387,960
4,000 Washington Metropolitan Area Transit Authority, Dedicated Revenue
Bonds, Green Series 2021A, 4.000%, 7/15/43
7/31 at 100.00 AA 3,843,800
1,000 Western Virginia Regional Jail Authority, Virginia, Facility Revenue Bonds,
Refunding Series 2016, 5.000%, 12/01/37
12/26 at 100.00 Aa2 1,050,980
Total Tax Obligation/Limited 82,165,679
Transportation - 22.9%
Capital Region Airport Commission, Virginia, Airport
Revenue Bonds, Refunding Series 2016A:
350 4.000%, 7/01/36 7/26 at 100.00 A2 350,392
770 4.000%, 7/01/38 7/26 at 100.00 A2 762,077
2,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%,
11/01/23
No Opt. Call BBB 2,019,080
Chesapeake Bay Bridge and Tunnel District, Virginia,
General Resolution Revenue Bonds, First Tier Series 2016:
4,580 5.000%, 7/01/41 - AGM Insured 7/26 at 100.00 AA 4,648,791
2,830 5.000%, 7/01/46 7/26 at 100.00 BBB 2,854,508
2,000 5.000%, 7/01/51 7/26 at 100.00 BBB 2,011,980
Chesapeake, Virginia, Transportation System Senior Toll
Road Revenue Bonds, Capital Appreciation Series 2012B:
3,000 0.000%, 7/15/32 (4) 7/28 at 100.00 A- 3,113,310
1,755 0.000%, 7/15/40 - AGM Insured (4) 7/28 at 100.00 AA 1,714,793
1,620 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Series 2012A, 5.000%, 7/15/47
3/23 at 100.00 A- 1,620,356
305 Metropolitan Washington Airports Authority, D.C., Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/38
10/29 at 100.00 A- 297,366

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 2,500 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/53
- AGM Insured
10/29 at 100.00 AA $ 2,270,725
2,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding First Senior Lien Series 2019A, 5.000%, 10/01/36
10/28 at 100.00 A 2,138,520
2,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital Improvement Projects,
Refunding Second Senior Lien Series 2022A, 4.000%, 10/01/52 - AGM
Insured
10/31 at 100.00 AA 1,821,380
Metropolitan Washington Airports Authority, Virginia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B:
4,200 0.000%, 10/01/26 - AGC Insured No Opt. Call AA 3,694,950
5,850 0.000%, 10/01/34 - AGC Insured No Opt. Call AA 3,722,765
13,000 0.000%, 10/01/36 - AGC Insured No Opt. Call AA 7,394,920
3,300 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior
Lien Series 2010B, 6.500%, 10/01/44
10/28 at 100.00 A- 3,712,236
1,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Forward Delivery Refunding Series 2020A, 5.000%, 10/01/32,
(AMT)
10/30 at 100.00 AA- 1,092,440
5,200 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2016A, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 AA- 5,384,548
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017:
625 5.000%, 10/01/34, (AMT) 10/27 at 100.00 AA- 656,475
3,000 5.000%, 10/01/42, (AMT) 10/27 at 100.00 AA- 3,067,710
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A:
3,000 5.000%, 10/01/32, (AMT) 10/28 at 100.00 AA- 3,201,870
3,345 5.000%, 10/01/37, (AMT) 10/28 at 100.00 AA- 3,489,370
Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A:
1,000 5.000%, 10/01/36, (AMT) 10/29 at 100.00 AA- 1,058,060
4,000 5.000%, 10/01/38, (AMT) 10/29 at 100.00 AA- 4,207,880
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
125 5.000%, 8/01/26, (AMT) 3/23 at 100.00 B 125,054
595 5.000%, 8/01/31, (AMT) 3/23 at 100.00 B 595,541
Norfolk Airport Authority, Virginia, Airport Revenue Bonds,
Series 2019:
1,000 5.000%, 7/01/37 7/29 at 100.00 A 1,066,910
4,625 5.000%, 7/01/43 7/29 at 100.00 A 4,835,391
Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien
Series 2017:
6,975 5.000%, 12/31/49, (AMT) 6/27 at 100.00 BBB 6,964,258
3,575 5.000%, 12/31/52, (AMT) 6/27 at 100.00 BBB 3,563,739
Virginia Small Business Financing Authority, Revenue Bonds,
95 Express Lanes LLC Project, Refunding Senior Lien
Series 2022:
2,500 5.000%, 1/01/36, (AMT) 1/32 at 100.00 BBB 2,607,850
1,000 5.000%, 1/01/38, (AMT) 1/32 at 100.00 BBB 1,026,460
1,000 5.000%, 7/01/38, (AMT) 1/32 at 100.00 BBB 1,026,460
2,000 5.000%, 12/31/47, (AMT) 12/32 at 100.00 Baa1 2,018,820
2,260 4.000%, 1/01/48, (AMT) 1/32 at 100.00 BBB 1,893,202
1,340 5.000%, 12/31/52, (AMT) 12/32 at 100.00 Baa1 1,347,759
1,000 5.000%, 12/31/57, (AMT) 12/32 at 100.00 Baa1 1,001,560

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding
Senior Lien Series 2022:
$ 2,365 4.000%, 1/01/33, (AMT) 1/32 at 100.00 BBB $ 2,342,225
1,000 4.000%, 1/01/38, (AMT) 1/32 at 100.00 BBB 935,900
2,500 4.000%, 1/01/40, (AMT) 1/32 at 100.00 BBB 2,288,225
6,000 3.000%, 1/01/41, (AMT) 1/32 at 100.00 BBB 4,525,560
Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B:
2,000 5.000%, 7/01/30 7/27 at 100.00 AA 2,165,320
1,400 5.000%, 7/01/37 7/27 at 100.00 AA 1,487,696
2,000 5.000%, 7/01/42 7/27 at 100.00 AA 2,093,360
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/37
7/27 at 100.00 AA- 1,062,640
Total Transportation 111,280,432
U.S. Guaranteed - 8.3% (5)
275 Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series
2002, 5.000%, 11/01/24 - AGM Insured, (ETM)
No Opt. Call AA 279,790
100 Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-
refunded 3/01/25)
3/25 at 100.00 N/R 104,211
1,000 Fairfax County Economic Development Authority, Virginia, County
Facilities Revenue Bonds, Refunding Series 2017B, 5.000%, 10/01/34,
(Pre-refunded 10/01/27)
10/27 at 100.00 AA+ 1,096,390
Fairfax County Economic Development Authority, Virginia,
Residential Care Facilities Mortgage Revenue Bonds,
Goodwin House, Inc., Series 2016A:
700 4.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 N/R 719,740
4,725 5.000%, 10/01/42, (Pre-refunded 10/01/24) 10/24 at 102.00 N/R 4,930,348
Fairfax County Economic Development Authority, Virginia,
Residential Care Facilities Revenue Bonds, Vinson Hall
LLC, Series 2013A:
1,000 5.000%, 12/01/42, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 1,013,160
1,000 5.000%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 N/R 1,013,160
1,220 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2013, 5.500%, 7/01/43, (Pre-refunded 7/01/23)
7/23 at 100.00 A- 1,228,882
Hampton Roads Sanitation District, Virginia, Wastewater
Revenue Bonds, Subordinate Series 2018A:
1,400 5.000%, 10/01/40, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 1,528,646
2,100 5.000%, 10/01/42, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 2,292,969
1,770 5.000%, 10/01/43, (Pre-refunded 10/01/27) 10/27 at 100.00 AA+ 1,932,645
Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue
Bonds, Senior Lien Series 2018A:
1,650 5.000%, 7/01/48, (Pre-refunded 1/01/28) 1/28 at 100.00 N/R 1,818,960
1,000 5.000%, 7/01/52, (Pre-refunded 1/01/28) 1/28 at 100.00 AA 1,102,400
9,760 5.500%, 7/01/57, (Pre-refunded 1/01/28) 1/28 at 100.00 AA 10,978,829
5,250 Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects,
Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-refunded
10/01/26) - AGC Insured
10/26 at 100.00 AA 5,872,965
2,190 Virginia College Building Authority, Educational Facilities Revenue Bonds,
Washington and Lee University, Series 2015A, 5.000%, 1/01/40, (Pre-
refunded 1/01/25)
1/25 at 100.00 AA 2,264,635
1,665 Winchester Economic Development Authority, Virginia, Hospital Revenue
Bonds, Valley Health System Obligated Group, Refunding Series 2014A,
5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 A+ 1,689,326
Wylie Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2015B:
890 0.000%, 8/15/48, (Pre-refunded 8/15/25) 8/25 at 38.79 Aaa 316,787
Total U.S. Guaranteed 40,183,843

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 8.1%
$ 4,300 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.375%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call BBB- $ 4,296,431
3,660 Chesapeake Industrial Development Authority, Virginia, Pollution
Control Revenue Bonds, Virginia Electric and Power Company Project,
Refunding Series 2008A, 1.900%, 2/01/32, (Mandatory Put 6/01/23)
No Opt. Call A2 3,638,991
2,500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 A- 2,519,350
1,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/33
7/27 at 100.00 A- 1,034,810
1,735 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 1,741,576
3,765 Loudoun County Sanitation Authority, Virginia, Water and Sewer System
Revenue Bonds, Refunding Series 2021, 4.000%, 1/01/33
1/31 at 100.00 AAA 4,034,160
3,085 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008A, 1.900%, 11/01/35, (Mandatory Put 6/01/23)
No Opt. Call A2 3,067,169
2,000 Louisa Industrial Development Authority, Virginia, Pollution Control
Revenue Bonds, Virginia Electric and Power Company, Refunding Series
2008C, 1.650%, 11/01/35, (Mandatory Put 5/31/24)
No Opt. Call A2 1,933,520
1,715 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2017, 5.000%,
11/01/42
11/27 at 100.00 AA+ 1,819,495
4,000 Norfolk, Virginia, Water Revenue Bonds, Series 2015A, 5.250%, 11/01/44 11/24 at 100.00 AA+ 4,098,600
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 1,931,600
2,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 1,716,000
5,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding Series 2016A,
5.000%, 1/15/32
1/26 at 100.00 Aa1 5,256,350
1,500 Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48, (AMT),
(Mandatory Put 7/01/38), 144A
7/23 at 100.00 B 1,397,850
1,000 Wise County Industrial Development Authority, Virginia, Solid Waste and
Sewage Disposal Revenue Bonds, Virginia Electric and Power Company,
Series 2010A, 1.200%, 11/01/40, (Mandatory Put 5/31/24)
No Opt. Call A2 961,360
Total Utilities 39,447,262
Total Municipal Bonds (cost $487,116,413) 477,407,249
Shares Description (1) Value
X 513,565 COMMON STOCKS - 0.1%
X 513,565
Airlines - 0.1%
$ 32,138 American Airlines Group Inc (6),(7) $ 513,565
Total Airlines 513,565
Total Common Stocks (cost $905,444) 513,565
Total Long-Term Investments (cost $488,021,857) 477,920,814
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
SHORT-TERM INVESTMENTS -  1.0%
X 5,000,000 MUNICIPAL BONDS - 1.0%
X 5,000,000
Health Care - 1.0%
$ 5,000 Virginia Small Business Financing Authority, Wellmont Health System
Project Revenue Bonds, Series 2007A, 3.400%, 7/01/42, (Mandatory Put
3/07/23) (8)
2/23 at 100.00 AA+ $ 5,000,000
Total Health Care $ 5,000,000
Total Short-Term Investments (cost $5,000,000) 5,000,000
Total Investments (cost $493,021,857) - 99.3% 482,920,814
Other Assets & Liabilities, Net - 0.7% 3,305,723
Net Assets - 100% $ 486,226,537

Nuveen Virginia Municipal Bond Fund
(continued)
Portfolio of Investments
February 28, 2023
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 477,407,249 $ – $ 477,407,249
Common Stocks 513,565 – – 513,565
Short-Term Investments:
Municipal Bonds – 5,000,000 – 5,000,000
Total
$ 513,565 $ 482,407,249 $ – $ 482,920,814
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(8) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity